First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.3%
	Austria — 2.7%
140,977	OMV AG	$8,017,079

	Belgium — 6.3%
148,212	Ageas S.A./N.V.	7,686,067
557,963	Proximus SADP	10,888,012
		18,574,079

	Finland — 5.5%
315,644	Fortum OYJ	9,699,131
167,942	Nokian Renkaat OYJ	6,367,016
		16,066,147

	France — 13.0%
95,433	Covivio	7,844,552
973,529	Orange S.A.	10,433,003
109,094	Publicis Groupe S.A.	7,352,838
397,753	SCOR SE	12,425,960
		38,056,353

	Germany — 14.7%
30,446	Allianz SE	7,197,714
502,644	alstria office REIT-AG	11,176,225
88,621	Deutsche Post AG	5,704,595
186,579	Evonik Industries AG	6,047,594
58,945	Porsche Automobil Holding SE (Preference Shares)	5,599,557
263,554	TAG Immobilien AG	7,384,373
		43,110,058

	Italy — 11.4%
261,159	Assicurazioni Generali S.p.A.	5,539,241
690,924	Poste Italiane S.p.A. (b) (c)	9,077,546
1,754,248	Snam S.p.A.	10,585,205
17,399,183	Telecom Italia S.p.A.	8,276,175
		33,478,167

	Luxembourg — 2.4%
303,097	Grand City Properties S.A.	7,205,175

	Netherlands — 4.4%
236,783	NN Group N.V.	12,834,563

	Sweden — 3.1%
632,045	Tele2 AB, Class B	9,030,014

	Switzerland — 8.2%
150,350	Holcim Ltd.	7,674,252
13,639	Swiss Life Holding AG	8,367,209
18,230	Zurich Insurance Group AG	8,010,637
		24,052,098

	United Kingdom — 27.6%
842,702	GlaxoSmithKline PLC	18,325,461
1,027,268	IG Group Holdings PLC	11,304,397
3,723,518	Legal & General Group PLC	14,993,863

Shares	Description	Value
	Common Stocks (a) (Continued)
	United Kingdom (Continued)
314,446	Rio Tinto PLC	$20,821,194
690,505	SSE PLC	15,412,057
		80,856,972

	Total Common Stocks — 99.3%	291,280,705
	(Cost $256,366,178)

	Money Market Funds — 0.2%
734,045	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (d)	734,045
	(Cost $734,045)

	Total Investments — 99.5%	292,014,750
	(Cost $257,100,223) (e)
	Net Other Assets and Liabilities — 0.5%	1,397,671
	Net Assets — 100.0%	$293,412,421

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Rate shown reflects yield as of December 31, 2021.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $41,996,062 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,081,535. The net unrealized appreciation was $34,914,527.

First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$291,280,705	$—	$—
Money Market Funds	734,045	—	—
Total Investments	$292,014,750	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Financials	33.4%
Communication Services	15.8
Utilities	12.3
Materials	11.9
Real Estate	11.5
Health Care	6.3
Consumer Discretionary	4.1
Energy	2.7
Industrials	2.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	60.7%
British Pound Sterling	27.7
Swiss Franc	8.2
Swedish Krona	3.1
United States Dollar	0.3
Total	100.0%

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.2%
	Australia — 3.5%
9,019	Abacus Property Group	$24,869
6,151	Arena REIT	22,062
7,983	Aventus Group	20,909
196,196	BGP Holdings PLC (b) (c) (d) (e) (f)	0
9,350	BWP Trust	28,231
10,052	Centuria Industrial REIT	30,643
8,848	Centuria Office REIT	15,063
10,372	Charter Hall Long Wale REIT	38,108
9,315	Charter Hall Retail REIT	28,870
6,313	Charter Hall Social Infrastructure REIT	18,969
27,242	Cromwell Property Group	17,243
20,685	Dexus	167,349
4,085	Dexus Industria REIT	10,432
36,840	GPT Group (The)	145,271
5,343	Growthpoint Properties Australia Ltd.	16,949
1,013	Home Consortium Ltd.	5,859
7,837	HomeCo Daily Needs REIT (g)	9,094
3,654	Hotel Property Investments	9,943
7,044	Ingenia Communities Group	31,877
9,010	Irongate Group	11,340
1,806	Lifestyle Communities Ltd.	27,304
75,644	Mirvac Group	160,151
21,913	National Storage REIT	42,408
99,727	Scentre Group	229,277
21,321	Shopping Centres Australasia Property Group	46,071
45,869	Stockland	141,497
72,447	Vicinity Centres	89,078
14,160	Waypoint REIT	29,155
		1,418,022

	Austria — 0.1%
798	CA Immobilien Anlagen AG	29,981

	Belgium — 1.1%
698	Aedifica S.A.	91,308
99	Ascencio	6,053
413	Befimmo S.A.	15,869
609	Cofinimmo S.A.	97,415
453	Intervest Offices & Warehouses N.V.	14,544
235	Montea N.V.	35,370
80	Nextensa	7,086
202	Retail Estates N.V.	16,420
2,705	Warehouses De Pauw C.V.A.	129,899
387	Xior Student Housing N.V. (g)	21,611
		435,575

	Bermuda — 0.3%
22,317	Hongkong Land Holdings Ltd.	116,049

Shares	Description	Value
	Common Stocks (a) (Continued)
	Canada — 2.9%
2,414	Allied Properties Real Estate Investment Trust	$83,873
1,759	Artis Real Estate Investment Trust	16,603
727	Boardwalk Real Estate Investment Trust	31,512
3,326	Canadian Apartment Properties REIT	157,656
4,437	Chartwell Retirement Residences	41,461
4,906	Choice Properties Real Estate Investment Trust	58,913
3,204	Cominar Real Estate Investment Trust	29,610
1,840	Crombie Real Estate Investment Trust	27,085
4,214	Dream Industrial Real Estate Investment Trust	57,366
711	Dream Office Real Estate Investment Trust	13,844
4,159	First Capital Real Estate Investment Trust	62,009
1,182	Granite Real Estate Investment Trust	98,488
5,407	H&R Real Estate Investment Trust	69,460
2,475	InterRent Real Estate Investment Trust	33,869
2,066	Killam Apartment Real Estate Investment Trust	38,529
3,592	NorthWest Healthcare Properties Real Estate Investment Trust	39,215
6,078	RioCan Real Estate Investment Trust	110,225
2,487	SmartCentres Real Estate Investment Trust	63,288
3,111	Summit Industrial Income REIT	57,796
4,643	Tricon Residential, Inc.	71,061
		1,161,863

	Cayman Islands — 1.0%
37,702	CK Asset Holdings Ltd.	237,645
31,340	Wharf Real Estate Investment Co., Ltd.	159,161
		396,806

	Finland — 0.2%
1,475	Citycon OYJ	11,755
3,747	Kojamo OYJ	90,609
		102,364

	France — 1.3%
769	Carmila S.A.	12,135
962	Covivio	79,076
990	Gecina S.A.	138,522
625	ICADE	44,900
3,597	Klepierre S.A.	85,384

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	France (Continued)
1,200	Mercialys S.A.	$11,708
1,973	Unibail-Rodamco-Westfield (e)	138,414
		510,139

	Germany — 3.1%
3,419	alstria office REIT-AG	76,021
982	Deutsche EuroShop AG	16,367
946	Deutsche Wohnen SE	39,828
1,357	Hamborner REIT AG	15,477
1,401	LEG Immobilien SE	195,711
2,425	TAG Immobilien AG	67,945
14,936	Vonovia SE	824,724
		1,236,073

	Guernsey — 0.2%
4,609	BMO Real Estate Investments Ltd.	5,328
8,449	Regional REIT Ltd. (g) (h)	10,738
9,436	Schroder Real Estate Investment Trust Ltd.	6,833
18,595	Sirius Real Estate Ltd.	35,589
7,627	Standard Life Investment Property Income Trust Ltd.	8,414
		66,902

	Hong Kong — 3.0%
38,417	Champion REIT	19,658
26,157	Fortune Real Estate Investment Trust	26,870
39,370	Hang Lung Properties Ltd.	80,986
25,000	Henderson Land Development Co., Ltd.	106,444
11,646	Hysan Development Co., Ltd.	35,994
39,964	Link REIT	351,845
26,916	New World Development Co., Ltd.	106,490
22,382	Prosperity REIT	8,841
67,095	Sino Land Co., Ltd.	83,551
27,142	Sun Hung Kai Properties Ltd.	329,287
20,584	Sunlight Real Estate Investment Trust	11,457
20,226	Swire Properties Ltd.	50,684
		1,212,107

	Ireland — 0.1%
12,728	Hibernia REIT PLC	18,838
8,505	Irish Residential Properties REIT PLC	16,229
		35,067

	Israel — 0.2%
3,040	Amot Investments Ltd.	24,719
703	Azrieli Group Ltd.	67,158
		91,877

Shares	Description	Value
	Common Stocks (a) (Continued)
	Italy — 0.0%
1,254	Immobiliare Grande Distribuzione SIIQ S.p.A. (e)	$5,511

	Japan — 8.9%
14	Activia Properties, Inc.	50,630
25	Advance Residence Investment Corp.	82,587
2,323	AEON Mall Co., Ltd.	33,140
33	AEON REIT Investment Corp.	46,217
12	Comforia Residential REIT, Inc.	35,626
10	CRE Logistics REIT, Inc.	19,664
41	Daiwa House REIT Investment Corp.	124,215
5	Daiwa Office Investment Corp.	30,427
39	Daiwa Securities Living Investments Corp.	40,176
9	Frontier Real Estate Investment Corp.	38,886
14	Fukuoka REIT Corp.	20,301
18	Global One Real Estate Investment Corp.	18,840
81	GLP J-REIT	140,058
13	Hankyu Hanshin REIT, Inc.	17,901
18	Heiwa Real Estate REIT, Inc.	24,458
4	Hoshino Resorts REIT, Inc.	22,707
7,967	Hulic Co., Ltd.	75,632
24	Hulic REIT, Inc.	36,116
22	Ichigo Office REIT Investment Corp.	15,855
36	Industrial & Infrastructure Fund Investment Corp.	69,509
94	Invincible Investment Corp.	29,745
11	Itochu Advance Logistics Investment Corp.	17,509
24	Japan Excellent, Inc.	27,812
86	Japan Hotel REIT Investment Corp.	42,017
17	Japan Logistics Fund, Inc.	52,686
132	Japan Metropolitan Fund Invest	113,720
17	Japan Prime Realty Investment Corp.	58,967
25	Japan Real Estate Investment Corp.	141,920
7	Kenedix Office Investment Corp.	43,267
19	Kenedix Residential Next Investment Corp.	36,718
11	Kenedix Retail REIT Corp.	27,063
34	LaSalle Logiport REIT	59,884
29	Mirai Corp.	12,467
21,842	Mitsubishi Estate Co., Ltd.	302,765
7	Mitsubishi Estate Logistics REIT Investment Corp.	31,887
17,653	Mitsui Fudosan Co., Ltd.	349,668
10	Mitsui Fudosan Logistics Park, Inc.	56,072
30	Mori Hills REIT Investment Corp.	40,711
19	Mori Trust Sogo REIT, Inc.	23,917
9	Nippon Accommodations Fund, Inc.	51,873
28	Nippon Building Fund, Inc.	163,088

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan (Continued)
43	Nippon Prologis REIT, Inc.	$152,143
8	NIPPON REIT Investment Corp.	28,514
2,120	Nomura Real Estate Holdings, Inc.	48,784
86	Nomura Real Estate Master Fund, Inc.	120,967
26	NTT UD REIT Investment Corp.	35,080
51	Orix JREIT, Inc.	79,717
9	Sankei Real Estate, Inc.	9,350
80	Sekisui House REIT, Inc.	59,602
12	SOSiLA Logistics REIT, Inc.	18,360
31	Star Asia Investment Corp.	17,059
4	Starts Proceed Investment Corp.	8,273
7,579	Sumitomo Realty & Development Co., Ltd.	222,896
3,850	Tokyo Tatemono Co., Ltd.	56,229
17	Tokyu REIT, Inc.	29,262
57	United Urban Investment Corp.	66,995
		3,579,932

	Jersey — 0.0%
1,521	Phoenix Spree Deutschland Ltd.	8,194

	Luxembourg — 0.6%
1,751	ADLER Group S.A. (g) (h)	21,729
22,137	Aroundtown S.A.	134,080
1,878	Grand City Properties S.A.	44,644
482	Shurgard Self Storage S.A.	31,553
		232,006

	Netherlands — 0.1%
885	Eurocommercial Properties N.V.	19,231
341	NSI N.V.	13,588
329	Vastned Retail N.V.	8,990
774	Wereldhave N.V.	11,279
		53,088

	New Zealand — 0.3%
15,984	Argosy Property Ltd.	17,516
20,980	Goodman Property Trust	37,072
30,170	Kiwi Property Group Ltd.	24,693
25,547	Precinct Properties New Zealand Ltd.	29,220
8,111	Stride Property Group	11,722
		120,223

	Norway — 0.1%
1,212	Entra ASA (g) (h)	27,291

	Singapore — 2.9%
10,600	AIMS APAC REIT	11,405

Shares	Description	Value
	Common Stocks (a) (Continued)
	Singapore (Continued)
24,500	ARA LOGOS Logistics Trust	$16,362
65,456	Ascendas Real Estate Investment Trust	143,288
36,276	Ascott Residence Trust	27,727
91,591	CapitaLand Integrated Commercial Trust	138,651
49,534	Capitaland Investment Ltd. (e)	125,342
15,267	CDL Hospitality Trusts	13,255
9,020	City Developments Ltd.	45,582
6,100	Cromwell European Real Estate Investment Trust (g)	17,570
51,300	ESR-REIT	18,272
18,600	Far East Hospitality Trust	8,143
20,673	Frasers Centrepoint Trust	35,437
54,164	Frasers Logistics & Commercial Trust (g)	61,093
24,494	Keppel DC REIT	44,895
16,200	Keppel Pacific Oak US REIT (g)	12,960
40,893	Keppel REIT	34,290
16,900	Lendlease Global Commercial REIT	11,224
27,676	Manulife US Real Estate Investment Trust (g)	18,543
42,066	Mapletree Commercial Trust (b) (d)	62,431
35,582	Mapletree Industrial Trust	71,555
57,177	Mapletree Logistics Trust	80,615
41,000	OUE Commercial Real Estate Investment Trust	13,387
7,459	Parkway Life Real Estate Investment Trust	28,395
12,200	Prime US REIT (g)	10,187
18,000	SPH REIT	13,357
27,100	Starhill Global REIT	13,172
39,979	Suntec Real Estate Investment Trust	44,797
9,515	UOL Group Ltd.	50,060
		1,171,995

	Spain — 0.3%
6,596	Inmobiliaria Colonial Socimi S.A.	61,954
1,152	Lar Espana Real Estate Socimi S.A.	6,715
6,374	Merlin Properties Socimi S.A.	69,447
		138,116

	Sweden — 2.6%
861	Atrium Ljungberg AB, Class B	19,028
5,295	Castellum AB	142,861
529	Catena AB	33,018
757	Cibus Nordic Real Estate AB	24,361
12,911	Corem Property Group AB, Class B	46,651
1,612	Dios Fastigheter AB	21,193
4,952	Fabege AB	83,052
1,934	Fastighets AB Balder, Class B (e)	139,503

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Sweden (Continued)
2,061	Hufvudstaden AB, Class A	$30,837
1,184	K-fast Holding AB (e) (g)	11,399
3,490	Nyfosa AB	60,251
1,696	Pandox AB (e)	27,403
1,036	Platzer Fastigheter Holding AB, Class B	15,547
3,301	Sagax AB, Class B	111,419
20,725	Samhallsbyggnadsbolaget i Norden AB	152,338
3,205	Wallenstam AB, Class B	59,587
2,548	Wihlborgs Fastigheter AB	57,918
		1,036,366

	Switzerland — 1.0%
279	Allreal Holding AG	61,850
56	Hiag Immobilien Holding AG	5,838
21	Intershop Holding AG	14,105
124	Mobimo Holding AG	41,574
220	Peach Property Group AG	15,307
827	PSP Swiss Property AG	103,194
1,443	Swiss Prime Site AG	141,972
		383,840

	United Kingdom — 4.4%
6,891	Aberdeen Standard European Logistics Income PLC (g) (h)	10,913
50,515	Assura PLC	47,725
3,245	Big Yellow Group PLC	74,976
17,768	British Land (The) Co. PLC	127,705
14,125	Capital & Counties Properties PLC	32,196
11,958	Civitas Social Housing PLC (g)	15,684
2,998	CLS Holdings PLC	8,867
7,818	Custodian REIT PLC	11,217
1,936	Derwent London PLC	89,489
11,269	Empiric Student Property PLC	13,118
13,990	Grainger PLC	59,649
4,868	Great Portland Estates PLC	47,968
80,775	Hammerson PLC	35,861
1,937	Helical PLC	11,903
10,797	Home REIT PLC	18,999
4,975	Impact Healthcare REIT PLC (g)	8,054
13,692	Land Securities Group PLC	143,888
16,918	LondonMetric Property PLC	64,897
13,438	LXI REIT PLC (g)	26,374
5,809	NewRiver REIT PLC	6,927
25,206	Primary Health Properties PLC	51,654
9,920	PRS REIT (The) PLC	14,770
3,939	Safestore Holdings PLC	75,123
23,005	Segro PLC	447,302
5,345	Shaftesbury PLC	44,493
11,914	Target Healthcare REIT PLC	19,029

Shares	Description	Value
	Common Stocks (a) (Continued)
	United Kingdom (Continued)
7,009	Triple Point Social Housing REIT PLC (g) (h)	$9,183
35,861	Tritax Big Box REIT PLC	120,863
15,503	Tritax EuroBox PLC (g) (h)	24,551
6,115	Unite Group (The) PLC	91,915
2,564	Workspace Group PLC	28,059
		1,783,352

	United States — 61.0%
1,655	Acadia Realty Trust	36,129
1,313	Agree Realty Corp.	93,696
1,381	Alexander & Baldwin, Inc.	34,649
2,960	Alexandria Real Estate Equities, Inc.	659,962
952	American Assets Trust, Inc.	35,729
2,626	American Campus Communities, Inc.	150,444
2,366	American Finance Trust, Inc.	21,602
5,427	American Homes 4 Rent, Class A	236,671
5,117	Americold Realty Trust	167,786
2,998	Apartment Income REIT Corp.	163,901
2,881	Apartment Investment and Management Co., Class A (e)	22,241
4,086	Apple Hospitality REIT, Inc.	65,989
1,151	Armada Hoffler Properties, Inc.	17,518
2,675	AvalonBay Communities, Inc.	675,678
2,996	Boston Properties, Inc.	345,079
3,234	Brandywine Realty Trust	43,400
5,678	Brixmor Property Group, Inc.	144,278
3,000	Broadstone Net Lease, Inc.	74,460
1,897	Camden Property Trust	338,956
1,839	CareTrust REIT, Inc.	41,984
272	Centerspace	30,165
455	Community Healthcare Trust, Inc.	21,508
2,153	Corporate Office Properties Trust	60,219
2,843	Cousins Properties, Inc.	114,516
4,109	CubeSmart	233,843
2,433	CyrusOne, Inc.	218,289
3,987	DiamondRock Hospitality Co. (e)	38,315
5,387	Digital Realty Trust, Inc.	952,799
9,248	DigitalBridge Group, Inc. (e)	77,036
4,523	Diversified Healthcare Trust	13,976
3,191	Douglas Emmett, Inc.	106,898
7,295	Duke Realty Corp.	478,844
1,651	Easterly Government Properties, Inc.	37,841
770	EastGroup Properties, Inc.	175,444
2,726	Empire State Realty Trust, Inc., Class A	24,261
1,419	EPR Properties	67,388
1,716	Equinix, Inc.	1,451,461
2,235	Equity Commonwealth (e)	57,886
3,334	Equity LifeStyle Properties, Inc.	292,258
7,073	Equity Residential	640,106

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
2,309	Essential Properties Realty Trust, Inc.	$66,568
1,243	Essex Property Trust, Inc.	437,822
2,516	Extra Space Storage, Inc.	570,453
1,481	Federal Realty Investment Trust	201,890
2,468	First Industrial Realty Trust, Inc.	163,382
1,473	Four Corners Property Trust, Inc.	43,321
4,330	Gaming and Leisure Properties, Inc.	210,698
776	Getty Realty Corp.	24,902
1,988	Global Net Lease, Inc.	30,377
2,812	Healthcare Realty Trust, Inc.	88,972
4,174	Healthcare Trust of America, Inc., Class A	139,370
10,344	Healthpeak Properties, Inc.	373,315
1,971	Highwoods Properties, Inc.	87,887
13,565	Host Hotels & Resorts, Inc. (e)	235,895
2,843	Hudson Pacific Properties, Inc.	70,251
2,004	Independence Realty Trust, Inc.	51,763
1,238	Industrial Logistics Properties Trust	31,012
452	Innovative Industrial Properties, Inc.	118,835
1,365	InvenTrust Properties Corp.	37,210
11,452	Invitation Homes, Inc.	519,234
2,344	JBG SMITH Properties	67,296
2,265	Kennedy-Wilson Holdings, Inc.	54,088
2,227	Kilroy Realty Corp.	148,006
11,146	Kimco Realty Corp.	274,749
4,137	Kite Realty Group Trust	90,104
1,563	Life Storage, Inc.	239,420
742	LTC Properties, Inc.	25,332
5,327	LXP Industrial Trust	83,208
4,076	Macerich (The) Co.	70,433
11,338	Medical Properties Trust, Inc.	267,917
2,214	Mid-America Apartment Communities, Inc.	507,980
1,816	Monmouth Real Estate Investment Corp.	38,154
834	National Health Investors, Inc.	47,930
3,351	National Retail Properties, Inc.	161,083
1,548	National Storage Affiliates Trust	107,122
424	NexPoint Residential Trust, Inc.	35,544
913	Office Properties Income Trust	22,679
4,577	Omega Healthcare Investors, Inc.	135,433
1,057	Orion Office REIT, Inc. (e)	19,734
3,558	Paramount Group, Inc.	29,674
4,503	Park Hotels & Resorts, Inc. (e)	85,017
2,478	Pebblebrook Hotel Trust	55,433
4,202	Physicians Realty Trust	79,124
2,364	Piedmont Office Realty Trust, Inc., Class A	43,450
14,158	Prologis, Inc.	2,383,641
383	PS Business Parks, Inc.	70,537
2,894	Public Storage	1,083,977

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
10,857	Realty Income Corp.	$777,253
3,240	Regency Centers Corp.	244,134
2,266	Retail Opportunity Investments Corp.	44,414
2,909	Rexford Industrial Realty, Inc.	235,949
3,152	RLJ Lodging Trust	43,907
1,596	RPT Realty	21,354
1,025	Ryman Hospitality Properties, Inc. (e)	94,259
4,353	Sabra Health Care REIT, Inc.	58,940
396	Safehold, Inc.	31,621
3,128	Service Properties Trust	27,495
6,260	Simon Property Group, Inc.	1,000,160
3,303	SITE Centers Corp.	52,286
1,283	SL Green Realty Corp.	91,991
2,358	Spirit Realty Capital, Inc.	113,632
3,362	STAG Industrial, Inc.	161,242
4,686	STORE Capital Corp.	161,198
1,977	Summit Hotel Properties, Inc. (e)	19,296
2,198	Sun Communities, Inc.	461,514
4,150	Sunstone Hotel Investors, Inc. (e)	48,679
1,950	Tanger Factory Outlet Centers, Inc.	37,596
1,406	Terreno Realty Corp.	119,918
5,902	UDR, Inc.	354,061
245	Universal Health Realty Income Trust	14,570
2,207	Urban Edge Properties	41,933
7,647	Ventas, Inc.	390,915
1,674	Veris Residential, Inc. (e)	30,768
12,069	VICI Properties, Inc.	363,398
3,366	Vornado Realty Trust	140,901
1,614	Washington Real Estate Investment Trust	41,722
8,357	Welltower, Inc.	716,780
3,544	WP Carey, Inc.	290,785
2,172	Xenia Hotels & Resorts, Inc. (e)	39,335
		24,465,433

	Total Common Stocks — 99.2%	39,818,172
	(Cost $33,232,380)

	Investment Companies (a) — 0.1%
	Guernsey — 0.1%
9,692	BMO Commercial Property Trust Ltd.	13,774
10,515	Picton Property Income Ltd.	14,517
14,142	UK Commercial Property REIT Ltd.	14,299

	Total Investment Companies — 0.1%	42,590
	(Cost $44,790)

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Shares	Description	Value
	Money Market Funds — 0.5%
183,827	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (i)	$183,827
	(Cost $183,827)

	Total Investments — 99.8%	40,044,589
	(Cost $33,460,997) (j)
	Net Other Assets and Liabilities — 0.2%	91,067
	Net Assets — 100.0%	$40,135,656

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2021, securities noted as such are valued at $62,431 or 0.2% of net assets.
(c)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.
(e)	Non-income producing security.
(f)	This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(h)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(i)	Rate shown reflects yield as of December 31, 2021.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,308,785 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,725,193. The net unrealized appreciation was $6,583,592.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$1,418,022	$1,418,022	$—	$—	**
Singapore	1,171,995	1,109,564	62,431	—
Other Country Categories*	37,228,155	37,228,155	—	—
Investment Companies*	42,590	42,590	—	—
Money Market Funds	183,827	183,827	—	—
Total Investments	$40,044,589	$39,982,158	$62,431	$—	**

* See Portfolio of Investments for Country breakout.
** Investment is valued at $0.

Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments.
Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Sector Allocation	% of Total Long-Term Investments
Real Estate	99.9%
Health Care	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	62.0%
Japanese Yen	8.9
Euro	7.0
British Pound Sterling	4.7
Hong Kong Dollar	4.0
Australian Dollar	3.5
Canadian Dollar	2.9
Singapore Dollar	2.8
Swedish Krona	2.6
Swiss Franc	1.0
New Zealand Dollar	0.3
Israeli Shekel	0.2
Norwegian Krone	0.1
Total	100.0%

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.0%
	Australia — 2.5%
570,051	Fortescue Metals Group Ltd.	$7,967,144
147,660	JB Hi-Fi Ltd.	5,191,004
		13,158,148

	Belgium — 0.9%
84,109	Ageas S.A./N.V.	4,361,775

	Bermuda — 3.6%
811,950	CK Infrastructure Holdings Ltd.	5,169,998
1,562,681	Kerry Properties Ltd.	4,068,255
100,473	Lazard Ltd., Class A	4,383,637
604,088	VTech Holdings Ltd.	4,729,636
		18,351,526

	Canada — 14.6%
67,505	Bank of Nova Scotia (The)	4,778,903
121,976	BCE, Inc.	6,345,896
44,103	Canadian Imperial Bank of Commerce	5,140,905
203,654	Canadian Utilities Ltd., Class A	5,907,004
181,595	Great-West Lifeco, Inc.	5,449,501
188,292	IGM Financial, Inc.	6,790,688
310,183	Labrador Iron Ore Royalty Corp.	9,202,868
125,867	Laurentian Bank of Canada	3,997,057
179,522	Manulife Financial Corp.	3,421,697
199,590	Power Corp. of Canada	6,595,409
247,888	Shaw Communications, Inc., Class B	7,523,159
124,085	TC Energy Corp.	5,770,916
202,998	TELUS Corp.	4,780,671
		75,704,674

	Cayman Islands — 0.7%
547,276	CK Hutchison Holdings Ltd.	3,530,337

	Finland — 1.1%
182,971	Fortum OYJ	5,622,346

	France — 2.0%
87,239	Nexity S.A.	4,105,949
122,147	TotalEnergies SE	6,206,433
		10,312,382

	Germany — 1.4%
16,511	Allianz SE	3,903,352
49,292	BASF SE	3,467,023
		7,370,375

	Hong Kong — 5.1%
1,325,281	BOC Hong Kong Holdings Ltd.	4,342,509
164,379	Hang Seng Bank Ltd.	3,008,238
1,067,023	Henderson Land Development Co., Ltd.	4,543,115
904,976	Hysan Development Co., Ltd.	2,797,022
880,429	New World Development Co., Ltd.	3,483,304

Shares	Description	Value
	Common Stocks (a) (Continued)
	Hong Kong (Continued)
10,907,610	PCCW Ltd.	$5,525,461
512,294	Swire Pacific Ltd., Class A	2,913,766
		26,613,415

	Israel — 1.3%
367,130	Plus500 Ltd.	6,760,698

	Italy — 5.9%
2,801,584	A2A S.p.A.	5,486,110
860,226	Anima Holding S.p.A. (b) (c)	4,397,353
194,375	Azimut Holding S.p.A.	5,461,576
272,480	Eni S.p.A.	3,790,864
370,537	Poste Italiane S.p.A. (b) (c)	4,868,215
2,318,797	UnipolSai Assicurazioni S.p.A.	6,547,067
		30,551,185

	Japan — 6.1%
208,954	Aozora Bank Ltd.	4,573,991
347,400	Haseko Corp.	4,306,636
140,876	Idemitsu Kosan Co., Ltd.	3,596,912
315,670	Japan Tobacco, Inc.	6,373,499
147,800	MS&AD Insurance Group Holdings, Inc.	4,560,047
1,024,900	Resona Holdings, Inc.	3,986,267
121,500	Sumitomo Mitsui Financial Group, Inc.	4,164,779
		31,562,131

	Jersey — 2.3%
5,062,223	Centamin PLC	6,085,905
137,076	Janus Henderson Group PLC	5,748,967
		11,834,872

	Luxembourg — 1.1%
104,879	APERAM S.A.	5,688,433

	Netherlands — 2.4%
32,644	LyondellBasell Industries N.V., Class A	3,010,756
110,765	NN Group N.V.	6,003,896
238,430	SBM Offshore N.V.	3,554,666
		12,569,318

	New Zealand — 0.9%
1,465,854	Spark New Zealand Ltd.	4,537,906

	Singapore — 0.7%
2,215,336	Singapore Telecommunications Ltd.	3,813,876

	South Korea — 11.7%
838,516	BNK Financial Group, Inc.	5,925,160
119,079	DB Insurance Co., Ltd.	5,409,267
712,526	DGB Financial Group, Inc.	5,622,287
122,338	Hana Financial Group, Inc.	4,327,498

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Korea (Continued)
892,161	Industrial Bank of Korea	$7,730,186
78,095	KB Financial Group, Inc.	3,613,228
76,222	KT&G Corp.	5,065,437
2,072,436	Meritz Securities Co., Ltd.	8,978,377
159,845	Samsung Securities Co., Ltd.	6,037,468
725,002	Woori Financial Group, Inc.	7,745,552
		60,454,460

	Spain — 10.1%
211,592	ACS Actividades de Construccion y Servicios S.A.	5,677,946
329,026	Cia de Distribucion Integral Logista Holdings S.A.	6,566,660
396,207	Enagas S.A.	9,202,052
3,475,160	Mapfre S.A.	7,143,395
238,762	Naturgy Energy Group S.A.	7,782,497
367,751	Red Electrica Corp., S.A.	7,965,461
1,848,815	Telefonica S.A.	8,107,970
		52,445,981

	Sweden — 0.9%
1,198,404	Telia Co., AB	4,695,502

	Switzerland — 3.0%
37,632	Helvetia Holding AG	4,435,554
60,985	Swiss Re AG	6,040,942
11,079	Zurich Insurance Group AG	4,868,340
		15,344,836

	United Kingdom — 7.4%
1,504,484	abrdn PLC	4,905,661
207,777	British American Tobacco PLC	7,687,580
753,978	Drax Group PLC	6,174,292
1,316,253	Jupiter Fund Management PLC	4,568,046
1,510,079	Legal & General Group PLC	6,080,787
560,220	Phoenix Group Holdings PLC	4,953,109
61,338	Rio Tinto PLC	4,061,525
		38,431,000

	United States — 13.3%
142,833	Altria Group, Inc.	6,768,856
216,991	AT&T, Inc.	5,337,979
49,323	Comerica, Inc.	4,291,101
142,419	First Financial Bancorp	3,472,175
229,081	H&R Block, Inc.	5,397,148
208,742	Huntington Bancshares, Inc.	3,218,802
511,519	Lumen Technologies, Inc.	6,419,563
63,704	Marathon Petroleum Corp.	4,076,419
342,773	Navient Corp.	7,273,643
307,771	Northwest Bancshares, Inc.	4,358,037
49,876	Prudential Financial, Inc.	5,398,578
234,637	Umpqua Holdings Corp.	4,514,416
93,335	Universal Corp.	5,125,958
128,166	Unum Group	3,149,039
		68,801,714

Shares	Description	Value

	Total Common Stocks — 99.0%	$512,516,890
	(Cost $472,307,157)

	Money Market Funds — 0.0%
182,728	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (d)	182,728
	(Cost $182,728)

	Total Investments — 99.0%	512,699,618
	(Cost $472,489,885) (e)
	Net Other Assets and Liabilities — 1.0%	4,937,434
	Net Assets — 100.0%	$517,637,052

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Rate shown reflects yield as of December 31, 2021.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $62,292,209 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $22,082,476. The net unrealized appreciation was $40,209,733.

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$512,516,890	$—	$—
Money Market Funds	182,728	—	—
Total Investments	$512,699,618	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Financials	48.3%
Communication Services	11.1
Utilities	10.4
Materials	7.7
Consumer Staples	6.0
Energy	5.3
Real Estate	4.3
Industrials	3.1
Consumer Discretionary	2.9
Information Technology	0.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	24.6%
United States Dollar	16.0
Canadian Dollar	14.8
South Korean Won	11.8
British Pound Sterling	10.0
Hong Kong Dollar	8.6
Japanese Yen	6.1
Swiss Franc	3.0
Australian Dollar	2.6
Swedish Krona	0.9
New Zealand Dollar	0.9
Singapore Dollar	0.7
Total	100.0%

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.9%
	Australia — 1.2%
962,936	AGL Energy Ltd.	$4,301,574

	Bermuda — 0.7%
23,231,899	Concord New Energy Group Ltd.	2,443,095

	Canada — 13.6%
361,564	Boralex, Inc., Class A	9,912,676
529,268	Innergex Renewable Energy, Inc.	7,782,430
771,043	Northland Power, Inc.	23,132,204
442,473	TransAlta Renewables, Inc.	6,558,654
		47,385,964

	Cayman Islands — 0.4%
1,762,848	China High Speed Transmission Equipment Group Co., Ltd. (b)	1,270,554

	China — 11.6%
9,123,682	China Datang Corp. Renewable Power Co., Ltd., Class H	4,200,552
12,259,976	China Longyuan Power Group Corp., Ltd., Class H	28,615,599
2,416,223	China Suntien Green Energy Corp., Ltd., Class H	1,884,007
2,821,869	Xinjiang Goldwind Science & Technology Co., Ltd., Class H (c)	5,507,992
		40,208,150

	Denmark — 13.4%
187,876	Orsted A/S (d) (e)	24,022,173
739,530	Vestas Wind Systems A/S	22,643,121
		46,665,294

	France — 3.1%
521,110	Engie S.A.	7,720,983
69,455	Neoen S.A. (b) (d) (e)	3,017,479
		10,738,462

	Germany — 7.1%
24,590	Energiekontor AG	1,987,693
470,949	Nordex SE (b) (c)	7,458,189
191,056	RWE AG	7,769,705
86,982	SGL Carbon SE (b)	761,532
257,206	Siemens Energy AG (b)	6,585,715
		24,562,834

	Greece — 1.0%
216,105	Terna Energy S.A.	3,341,158

	Italy — 5.4%
819,250	Enel S.p.A.	6,571,908
483,179	Falck Renewables S.p.A.	4,763,853
198,373	Prysmian S.p.A.	7,477,805
		18,813,566

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan — 1.9%
1,105,510	Toray Industries, Inc.	$6,552,523

	Portugal — 2.1%
1,359,010	EDP - Energias de Portugal S.A.	7,476,218

	South Korea — 2.0%
106,630	CS Wind Corp.	5,893,242
44,160	Dongkuk Structures & Construction Co., Ltd. (b)	198,743
438,996	Unison Co., Ltd. (b)	1,039,557
		7,131,542

	Spain — 15.9%
38,150	Acciona S.A.	7,301,207
561,466	EDP Renovaveis S.A.	13,999,095
310,517	Endesa S.A.	7,141,166
602,397	Iberdrola S.A.	7,139,469
825,092	Siemens Gamesa Renewable Energy S.A. (b)	19,792,439
		55,373,376

	Sweden — 2.4%
90,083	Eolus Vind AB, Class B (c)	1,233,181
293,044	SKF AB, Class B	6,956,236
		8,189,417

	Switzerland — 4.1%
201,548	ABB Ltd.	7,719,518
30,196	BKW AG	3,930,252
1,464	Gurit Holding AG	2,499,983
		14,149,753

	United Kingdom — 2.1%
332,172	SSE PLC	7,414,072

	United States — 11.9%
122,766	Alliant Energy Corp.	7,546,426
37,654	American Superconductor Corp. (b)	409,676
59,845	Arcosa, Inc.	3,153,832
71,308	Duke Energy Corp.	7,480,209
70,799	General Electric Co.	6,688,382
111,450	Hexcel Corp. (b)	5,773,110
88,854	NextEra Energy, Inc.	8,295,409
143,590	TPI Composites, Inc. (b)	2,148,106
		41,495,150
	Total Common Stocks — 99.9%	347,512,702
	(Cost $338,188,013)

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 3.8%
$415,574	Bank of America Corp., 0.05% (f), dated 12/31/21, due 01/03/22, with a maturity value of $415,575. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 0.88%, due 07/15/27 to 11/15/45. The value of the collateral including accrued interest is $423,886. (g)	$415,574
6,495,329	Citigroup, Inc., 0.05% (f), dated 12/31/21, due 01/03/22, with a maturity value of $6,495,338. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 2.38%, due 01/04/22 to 11/15/51. The value of the collateral including accrued interest is $6,625,236. (g)	6,495,329
6,495,329	JPMorgan Chase & Co., 0.05% (f), dated 12/31/21, due 01/03/22, with a maturity value of $6,495,338. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 01/18/22 to 05/15/40. The value of the collateral including accrued interest is $6,625,236. (g)	6,495,329
	Total Repurchase Agreements — 3.8%	13,406,232
	(Cost $13,406,232)

	Total Investments — 103.7%	360,918,934
	(Cost $351,594,245) (h)
	Net Other Assets and Liabilities — (3.7)%	(12,982,080)
	Net Assets — 100.0%	$347,936,854

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $12,796,779 and the total value of the collateral held by the Fund is $13,406,232.
(d)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of December 31, 2021.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $44,765,078 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $35,440,389. The net unrealized appreciation was $9,324,689.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$347,512,702	$347,512,702	$—	$—
Repurchase Agreements	13,406,232	—	13,406,232	—
Total Investments	$360,918,934	$347,512,702	$13,406,232	$—

* See Portfolio of Investments for country breakout.

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Sector Allocation	% of Total Long-Term Investments
Utilities	63.9%
Industrials	33.0
Materials	2.6
Energy	0.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	33.3%
United States Dollar	15.2
Canadian Dollar	13.1
Danish Krone	12.9
Hong Kong Dollar	12.2
Swiss Franc	3.9
Swedish Krona	2.3
British Pound Sterling	2.1
South Korean Won	2.0
Japanese Yen	1.8
Australian Dollar	1.2
Total	100.0%

First Trust Global Engineering and Construction ETF (FLM)

Portfolio of Investments
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.9%
	Australia — 3.0%
7,454	CIMIC Group Ltd. (b)	$91,651
49,724	Downer EDI Ltd.	215,612
3,638	Monadelphous Group Ltd.	25,542
		332,805

	Canada — 5.0%
5,260	Aecon Group, Inc.	70,192
9,327	SNC-Lavalin Group, Inc.	227,912
4,502	Stantec, Inc.	252,940
		551,044

	Cayman Islands — 1.7%
150,326	China State Construction International Holdings Ltd.	186,810

	China — 1.9%
394,901	China Railway Group Ltd., Class H	208,654

	Finland — 0.1%
2,451	YIT OYJ	12,038

	France — 9.9%
9,541	Bouygues S.A.	342,057
3,344	Eiffage S.A.	344,394
3,738	Vinci S.A.	395,398
		1,081,849

	Germany — 1.7%
2,265	HOCHTIEF AG	183,088

	Ireland — 3.1%
2,849	Kingspan Group PLC	340,576

	Italy — 0.7%
32,511	Webuild S.p.A. (b)	76,989

	Japan — 28.7%
18,500	Chiyoda Corp. (c)	56,611
10,900	COMSYS Holdings Corp.	242,675
9,200	EXEO Group, Inc.	193,869
16,900	INFRONEER Holdings, Inc.	153,970
25,200	JGC Holdings Corp.	210,529
24,800	Kajima Corp.	284,802
2,600	Kandenko Co., Ltd.	19,371
9,200	Kinden Corp.	138,204
3,370	Kumagai Gumi Co., Ltd.	84,111
6,200	Nippo Corp.	215,057
6,120	Nishimatsu Construction Co., Ltd.	193,927
35,400	Obayashi Corp.	273,894
1,300	Okumura Corp.	36,447
25,400	Penta-Ocean Construction Co., Ltd.	143,528
2,700	Raito Kogyo Co., Ltd.	46,498
39,400	Shimizu Corp.	244,216
3,800	SHO-BOND Holdings Co., Ltd.	170,790
10,800	Taisei Corp.	328,141

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan (Continued)
17,500	Toda Corp.	$110,754
		3,147,394

	Netherlands — 4.2%
4,664	Arcadis N.V.	224,824
4,737	Boskalis Westminster	138,170
30,749	Koninklijke BAM Groep N.V. (c)	94,171
		457,165

	Norway — 0.4%
2,977	Veidekke ASA	44,757

	Philippines — 0.5%
9,560	Manila Electric Co.	55,344

	South Korea — 3.3%
24,163	Daewoo Engineering & Construction Co., Ltd. (c)	117,283
7,464	GS Engineering & Construction Corp.	248,643
		365,926

	Spain — 4.2%
11,947	ACS Actividades de Construccion y Servicios S.A.	320,591
51,542	Sacyr S.A.	134,143
779	Tecnicas Reunidas S.A. (c)	6,164
		460,898

	Sweden — 5.4%
5,026	NCC AB, Class B	93,276
13,394	Peab AB, Class B	169,274
12,678	Skanska AB, Class B	328,588
		591,138

	United Kingdom — 1.2%
37,276	Balfour Beatty PLC	132,192

	United States — 24.9%
4,841	AECOM	374,451
2,727	Dycom Industries, Inc. (c)	255,684
2,339	EMCOR Group, Inc.	297,965
12,077	Fluor Corp. (c)	299,147
4,526	Granite Construction, Inc.	175,156
2,426	Jacobs Engineering Group, Inc.	337,772
6,758	KBR, Inc.	321,816
3,292	MasTec, Inc. (c)	303,786
2,987	Quanta Services, Inc.	342,489
2,359	Tutor Perini Corp. (c)	29,181
		2,737,447

First Trust Global Engineering and Construction ETF (FLM)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Shares	Description	Value
	Total Common Stocks — 99.9%	$10,966,114
	(Cost $9,592,394)

	Warrants (a) — 0.0%
	Italy — 0.0%
1,985	Webuild S.p.A, expires 08/02/30 (b) (c) (d) (e)	2,147
	(Cost $0)

	Money Market Funds — 0.7%
74,054	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (f) (g)	74,054
	(Cost $74,054)

Principal Value	Description	Value
	Repurchase Agreements — 0.3%
$32,881	BNP Paribas S.A., 0.03% (f), dated 12/31/21, due 01/03/22, with a maturity value of $32,881. Collateralized by U.S. Treasury Note, interest rate of 1.50%, due 11/30/28. The value of the collateral including accrued interest is $33,524. (g)	32,881
	(Cost $32,881)

	Total Investments — 100.9%	11,075,196
	(Cost $9,699,329) (h)
	Net Other Assets and Liabilities — (0.9)%	(98,581)
	Net Assets — 100.0%	$10,976,615

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $103,920 and the total value of the collateral held by the Fund is $106,935.
(c)	Non-income producing security.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2021, securities noted as such are valued at $2,147 or 0.0% of net assets.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.
(f)	Rate shown reflects yield as of December 31, 2021.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,309,734 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $933,867. The net unrealized appreciation was $1,375,867.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/21	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$10,966,114	$10,966,114	$—	$—
Warrants*	2,147	—	2,147	—
Money Market Funds	74,054	74,054	—	—
Repurchase Agreements	32,881	—	32,881	—
Total Investments	$11,075,196	$11,040,168	$35,028	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Industrials	99.4%
Utilities	0.5
Energy	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	28.4%
United States Dollar	25.7
Euro	23.6
Swedish Krona	5.3
Canadian Dollar	5.0
Hong Kong Dollar	3.6
South Korean Won	3.3
Australian Dollar	3.0
British Pound Sterling	1.2
Philippine Peso	0.5
Norwegian Krone	0.4
Total	100.0%

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.8%
	Belgium — 2.0%
122,664	Elia Group S.A./N.V.	$16,157,824

	Canada — 0.3%
42,410	Fortis, Inc.	2,046,154
4,511	Stella-Jones, Inc.	142,682
		2,188,836

	Cayman Islands — 0.1%
1,705,967	Wasion Holdings Ltd.	750,424

	China — 0.3%
78,540	BYD Co., Ltd., Class H	2,685,300

	Denmark — 0.9%
156,706	NKT A/S (b)	7,571,347

	France — 9.0%
165,985	Engie S.A.	2,459,303
2,472	Nexans S.A.	241,614
362,556	Schneider Electric SE	71,186,210
		73,887,127

	Germany — 2.1%
201,347	E. ON SE	2,794,811
760	PSI Software AG	40,061
67,082	Siemens AG	11,660,591
69,591	SMA Solar Technology AG (c)	2,961,589
		17,457,052

	Ireland — 19.3%
393,388	Eaton Corp. PLC	67,985,314
852,761	Johnson Controls International PLC	69,337,997
570,515	nVent Electric PLC	21,679,570
		159,002,881

	Italy — 8.8%
601,768	Enel S.p.A.	4,827,298
863,656	Prysmian S.p.A.	32,556,100
4,306,460	Terna Rete Elettrica Nazionale S.p.A.	34,879,213
		72,262,611

	Japan — 2.1%
6,635	GS Yuasa Corp.	147,547
86,824	Hitachi Ltd.	4,702,369
147,699	Meidensha Corp.	3,518,172
24,553	NEC Corp.	1,133,412
22,425	NGK Insulators Ltd.	378,981
192,690	Nissin Electric Co., Ltd.	2,640,002
161,626	Osaki Electric Co., Ltd.	657,576
220,070	Panasonic Corp.	2,420,139
38,500	Takaoka Toko Co., Ltd.	475,602
28,786	Toshiba Corp.	1,183,672
		17,257,472

Shares	Description	Value
	Common Stocks (a) (Continued)
	Jersey — 8.0%
397,583	Aptiv PLC (b)	$65,581,316

	Netherlands — 1.6%
79,309	Alfen Beheer BV (b) (d) (e)	7,968,372
20,987	NXP Semiconductors N.V.	4,780,419
5,495	STMicroelectronics N.V.	268,595
		13,017,386

	Portugal — 0.4%
1,289,400	REN - Redes Energeticas Nacionais SGPS S.A.	3,736,008

	South Korea — 3.7%
55,038	Samsung SDI Co., Ltd.	30,325,880

	Spain — 4.0%
1,511,571	Red Electrica Corp., S.A.	32,740,523

	Switzerland — 9.2%
1,849,998	ABB Ltd.	70,857,035
78,006	Landis+Gyr Group AG	5,286,293
		76,143,328

	Taiwan — 0.1%
43,721	Advantech Co., Ltd.	626,572

	United Kingdom — 0.8%
301,681	National Grid PLC	4,327,579
87,928	SSE PLC	1,962,551
		6,290,130

	United States — 27.1%
118,127	Advanced Energy Industries, Inc.	10,756,645
49,627	AES (The) Corp.	1,205,936
83,867	American Superconductor Corp. (b)	912,473
48,196	Analog Devices, Inc.	8,471,411
3,727	Arcosa, Inc.	196,413
1,670	AZZ, Inc.	92,334
3,261	Belden, Inc.	214,345
290,629	Cisco Systems, Inc.	18,417,160
2,222	Digi International, Inc. (b)	54,594
53,351	Emerson Electric Co.	4,960,042
3,381	EnerSys	267,302
127,505	Enphase Energy, Inc. (b)	23,325,765
1,779	ESCO Technologies, Inc.	160,092
5,318	Generac Holdings, Inc. (b)	1,871,511
82,726	General Electric Co.	7,815,125
61,739	Honeywell International, Inc.	12,873,199
4,246	Hubbell, Inc.	884,314
80,427	International Business Machines Corp.	10,749,873
132,063	Itron, Inc. (b)	9,048,957
20,101	Kyndryl Holdings, Inc. (b)	363,828
4,664	MasTec, Inc. (b)	430,394
47,981	MYR Group, Inc. (b)	5,304,300

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
48,776	NVIDIA Corp.	$14,345,509
142,195	Oracle Corp.	12,400,826
280,156	Quanta Services, Inc.	32,122,687
97,255	SolarEdge Technologies, Inc. (b)	27,286,835
13,923	Tesla, Inc. (b)	14,713,548
20,035	Trimble, Inc. (b)	1,746,852
1,656	Valmont Industries, Inc.	414,828
3,752	WESCO International, Inc. (b)	493,726
36,382	Willdan Group, Inc. (b)	1,280,646
		223,181,470

	Total Common Stocks — 99.8%	820,863,487
	(Cost $712,232,310)

	Money Market Funds — 0.2%
1,622,330	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (f) (g)	1,622,330
	(Cost $1,622,330)

Principal Value	Description	Value
	Repurchase Agreements — 0.1%
$720,343	BNP Paribas S.A., 0.03% (f), dated 12/31/21, due 01/03/22, with a maturity value of $720,344. Collateralized by U.S. Treasury Note, interest rate of 1.50%, due 11/30/28. The value of the collateral including accrued interest is $734,433. (g)	720,343
	(Cost $720,343)

	Total Investments — 100.1%	823,206,160
	(Cost $714,574,983) (h)
	Net Other Assets and Liabilities — (0.1)%	(1,104,727)
	Net Assets — 100.0%	$822,101,433

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,241,395 and the total value of the collateral held by the Fund is $2,342,673.
(d)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of December 31, 2021.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $114,200,000 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,568,823. The net unrealized appreciation was $108,631,177.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$820,863,487	$820,863,487	$—	$—
Money Market Funds	1,622,330	1,622,330	—	—
Repurchase Agreements	720,343	—	720,343	—
Total Investments	$823,206,160	$822,485,817	$720,343	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Industrials	54.1%
Information Technology	22.4
Utilities	13.1
Consumer Discretionary	10.4
Materials	0.0 *
Total	100.0%

*	Amount is less than 0.1%.

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Currency Exposure Diversification	% of Total Investments
United States Dollar	55.3%
Euro	27.2
Swiss Franc	9.2
South Korean Won	3.7
Japanese Yen	2.1
Danish Krone	0.9
British Pound Sterling	0.8
Hong Kong Dollar	0.4
Canadian Dollar	0.3
New Taiwan Dollar	0.1
Total	100.0%

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 100.0%
	Australia — 7.4%
125,764	Beach Energy Ltd.	$115,289
145,835	Evolution Mining Ltd.	430,774
127,034	Fortescue Metals Group Ltd.	1,775,452
12,339	Mineral Resources Ltd.	502,724
56,481	St Barbara Ltd.	60,201
		2,884,440

	Bermuda — 1.3%
64,110	China Water Affairs Group Ltd.	91,920
320,266	Kunlun Energy Co., Ltd.	300,241
123,103	Nine Dragons Paper Holdings Ltd.	132,140
		524,301

	Brazil — 17.5%
15,278	Cia de Saneamento de Minas Gerais-COPASA	34,862
264,635	Petroleo Brasileiro S.A., ADR	2,905,692
7,187	SLC Agricola S.A.	58,103
270,648	Vale S.A., ADR	3,794,485
		6,793,142

	Canada — 4.6%
23,838	Nutrien Ltd.	1,792,618

	Cayman Islands — 0.2%
98,559	Lee & Man Paper Manufacturing Ltd.	68,507

	China — 2.5%
158,990	China Coal Energy Co., Ltd., Class H	91,754
273,314	China Shenhua Energy Co., Ltd., Class H	640,737
117,059	Yankuang Energy Group Co., Ltd., Class H	232,690
		965,181

	France — 5.0%
2,769	Imerys S.A.	115,192
49,357	Veolia Environnement S.A.	1,812,782
		1,927,974

	India — 1.5%
992	Bayer CropScience Ltd.	66,260
172,352	Coal India Ltd.	338,626
91,475	NMDC Ltd.	164,035
		568,921

	Indonesia — 0.5%
1,133,825	Adaro Energy Tbk PT	178,994

	Ireland — 3.0%
20,787	Smurfit Kappa Group PLC	1,146,379

	Japan — 0.2%
10,526	Itoham Yonekyu Holdings, Inc.	60,211

	Luxembourg — 0.5%
3,712	APERAM S.A.	201,332

Shares	Description	Value
	Common Stocks (a) (Continued)

	Malaysia — 0.4%
33,800	PPB Group Bhd	$138,737

	Norway — 1.6%
12,434	Yara International ASA	628,297

	Portugal — 0.2%
17,272	Navigator (The) Co., S.A.	65,875

	South Africa — 3.6%
8,561	African Rainbow Minerals Ltd.	124,222
19,815	Exxaro Resources Ltd.	190,092
68,057	Impala Platinum Holdings Ltd.	960,956
4,532	Kumba Iron Ore Ltd.	130,852
		1,406,122

	Sweden — 2.2%
21,718	Boliden AB	841,205

	Taiwan — 0.6%
56,461	Taiwan Fertilizer Co., Ltd.	142,852
84,234	YFY, Inc.	108,234
		251,086

	Thailand — 0.1%
105,850	TTW PCL	36,123

	United Kingdom — 27.0%
65,060	BHP Group PLC, ADR (b)	3,888,636
40,775	Ferrexpo PLC	165,242
38,977	Mondi PLC	963,346
58,002	Rio Tinto PLC, ADR (b)	3,882,654
19,058	Severn Trent PLC	760,205
54,181	United Utilities Group PLC	798,634
		10,458,717

	United States — 20.1%
2,503	Andersons (The), Inc.	96,891
26,262	Archer-Daniels-Midland Co.	1,775,049
17,242	CF Industries Holdings, Inc.	1,220,389
64,453	Coterra Energy, Inc.	1,224,607
31,183	International Paper Co.	1,464,977
2,213	SJW Group	161,992
3,551	Sylvamo Corp. (c)	99,037
20,162	Tyson Foods, Inc., Class A	1,757,320
		7,800,262

	Total Common Stocks — 100.0%	38,738,424
	(Cost $38,202,519)

	Money Market Funds — 12.0%
4,669,052	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (d) (e)	4,669,052
	(Cost $4,669,052)

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 5.3%
$2,073,140	BNP Paribas S.A., 0.03% (d), dated 12/31/21, due 01/03/22, with a maturity value of $2,073,145. Collateralized by U.S. Treasury Note, interest rate of 1.50%, due 11/30/28. The value of the collateral including accrued interest is $2,113,692. (e)	$2,073,140
	(Cost $2,073,140)

	Total Investments — 117.3%	45,480,616
	(Cost $44,944,711) (f)
	Net Other Assets and Liabilities — (17.3)%	(6,724,108)
	Net Assets — 100.0%	$38,756,508

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $6,611,287 and the total value of the collateral held by the Fund is $6,742,192.
(c)	Non-income producing security.
(d)	Rate shown reflects yield as of December 31, 2021.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,090,753 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,554,848. The net unrealized appreciation was $535,905.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$36,123	$—	$36,123	$—
Other Country Categories*	38,702,301	38,702,301	—	—
Money Market Funds	4,669,052	4,669,052	—	—
Repurchase Agreements	2,073,140	—	2,073,140	—
Total Investments	$45,480,616	$43,371,353	$2,109,263	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Materials	64.4%
Energy	15.3
Utilities	10.3
Consumer Staples	10.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	67.7%
Euro	7.3
Australian Dollar	6.3
British Pound Sterling	5.9
Hong Kong Dollar	3.4
South African Rand	3.1
Swedish Krona	1.9
Norwegian Krone	1.4
Indian Rupee	1.3
New Taiwan Dollar	0.6
Indonesian Rupiah	0.4
Malaysian Ringgit	0.3
Brazilian Real	0.2
Japanese Yen	0.1
Thai Baht	0.1
Total	100.0%

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.8%
	Australia — 1.0%
18,831	Incitec Pivot Ltd.	$44,389
3,683	Nufarm Ltd.	12,996
		57,385

	Bermuda — 2.2%
1,371	Bunge Ltd.	127,997

	Canada — 7.0%
5,406	Nutrien Ltd.	406,342

	Chile — 1.2%
1,385	Sociedad Quimica y Minera de Chile S.A., ADR	69,846

	China — 0.1%
17,003	China BlueChemical Ltd., Class H	4,732
4,715	First Tractor Co., Ltd., Class H	2,388
		7,120

	Germany — 21.6%
8,224	BASF SE	578,447
9,305	Bayer AG	497,905
4,518	Evonik Industries AG	146,442
1,856	K+S AG (b)	32,087
		1,254,881

	India — 7.8%
436	Bayer CropScience Ltd.	29,122
4,036	Chambal Fertilizers and Chemicals Ltd.	21,435
2,844	Coromandel International Ltd.	28,926
1,307	Escorts Ltd.	33,560
1,863	Godrej Agrovet Ltd. (c) (d)	12,976
12,052	Mahindra & Mahindra Ltd.	135,727
1,471	PI Industries Ltd.	60,043
4,838	Sumitomo Chemical India Ltd.	25,125
2,469	Tata Chemicals Ltd.	29,700
7,409	UPL Ltd.	74,463
		451,077

	Japan — 8.5%
11,600	Kubota Corp.	257,503
1,300	Kumiai Chemical Industry Co., Ltd.	8,939
2,000	Mitsui Chemicals, Inc.	53,725
1,400	Nissan Chemical Corp.	81,301
500	Sakata Seed Corp.	14,279
16,100	Sumitomo Chemical Co., Ltd.	75,860
		491,607

	Malaysia — 2.9%
77,601	Petronas Chemicals Group Bhd	166,155

	Mexico — 0.9%
20,360	Orbia Advance Corp. SAB de CV	51,965

	Netherlands — 5.3%
13,130	CNH Industrial N.V.	255,116

Shares	Description	Value
	Common Stocks (a) (Continued)
	Netherlands (Continued)
2,043	OCI N.V. (b)	$53,543
		308,659

	Norway — 2.2%
2,470	Yara International ASA	124,811

	Qatar — 4.3%
58,657	Industries Qatar QSC	249,495

	Russia — 1.7%
1,256	PhosAgro PJSC	97,568

	Singapore — 3.3%
62,100	Wilmar International Ltd.	190,779

	Switzerland — 0.8%
99	Bucher Industries AG	49,000

	Taiwan — 0.4%
9,502	Taiwan Fertilizer Co., Ltd.	24,041

	Turkey — 0.3%
3,238	Gubre Fabrikalari TAS (b)	18,810

	United States — 28.3%
726	AGCO Corp.	84,230
116	Alamo Group, Inc.	17,073
2,079	CF Industries Holdings, Inc.	147,152
330	Compass Minerals International, Inc.	16,856
5,309	Corteva, Inc.	251,010
1,556	Deere & Co.	533,537
1,229	FMC Corp.	135,055
106	Lindsay Corp.	16,112
3,674	Mosaic (The) Co.	144,351
535	Scotts Miracle-Gro (The) Co.	86,135
433	SiteOne Landscape Supply, Inc. (b)	104,907
1,032	Toro (The) Co.	103,107
		1,639,525

	Total Investments — 99.8%	5,787,063
	(Cost $4,799,575) (e)
	Net Other Assets and Liabilities — 0.2%	11,344
	Net Assets — 100.0%	$5,798,407

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

(c)

 This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,368,954 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $381,466. The net unrealized appreciation was $987,488.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$5,787,063	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Materials	53.6%
Industrials	29.5
Health Care	8.6
Consumer Staples	6.0
Consumer Discretionary	2.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	36.2%
Euro	22.6
Japanese Yen	8.5
Indian Rupee	7.8
Canadian Dollar	7.0
Qatar Riyal	4.3
Singapore Dollar	3.3
Malaysian Ringgit	2.9
Norwegian Krone	2.2
Russian Ruble	1.7
Australian Dollar	1.0
Mexican Peso	0.9
Swiss Franc	0.8
New Taiwan Dollar	0.4
Turkish Lira	0.3
Hong Kong Dollar	0.1
Total	100.0%

First Trust BICK Index Fund (BICK)

Portfolio of Investments
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.7%
	Brazil — 22.1%
83,980	Ambev S.A., ADR	$235,144
44,120	Americanas S.A. (b)	250,145
120,407	B3 S.A. - Brasil Bolsa Balcao	240,814
67,279	Banco Bradesco S.A., ADR	230,094
42,014	Banco do Brasil S.A.	217,613
61,476	Cia Siderurgica Nacional S.A.	275,814
62,952	Cosan S.A.	245,140
51,850	Gerdau S.A. (Preference Shares)	253,758
122,615	Hapvida Participacoes e Investimentos S.A. (c) (e)	228,500
60,414	Itau Unibanco Holding S.A., ADR	226,553
145,255	Itausa S.A. (Preference Shares)	232,877
37,524	JBS S.A.	255,258
26,173	Localiza Rent a Car S.A.	249,043
47,020	Lojas Renner S.A.	206,314
171,503	Magazine Luiza S.A.	222,307
50,121	Natura & Co. Holding S.A. (b)	228,829
65,930	Petro Rio S.A. (b)	244,663
22,195	Petroleo Brasileiro S.A., ADR	243,701
26,664	Rede D’Or Sao Luiz S.A. (c) (e)	214,605
23,820	Suzano S.A. (b)	257,059
19,145	Vale S.A., ADR	268,413
41,506	WEG S.A.	245,757
		5,272,401

	Cayman Islands — 20.1%
1,857	Alibaba Group Holding Ltd., ADR (b)	220,593
14,840	ANTA Sports Products Ltd.	222,480
1,581	Baidu, Inc., ADR (b)	235,237
3,588	Bilibili, Inc., ADR (b)	166,483
31,038	DiDi Global, Inc., ADR (b) (d)	154,569
2,816	JD.com, Inc., ADR (b)	197,317
11,835	KE Holdings, Inc., ADR (b)	238,120
21,694	Kuaishou Technology (b) (c) (e)	200,454
6,682	Li Auto, Inc., ADR (b)	214,492
20,902	Li Ning Co., Ltd.	228,788
7,776	Meituan, Class B (b) (c) (e)	224,777
2,198	NetEase, Inc., ADR	223,713
6,052	NIO, Inc., ADR (b)	191,727
9,265	Pagseguro Digital Ltd., Class A (b)	242,928
3,561	Pinduoduo, Inc., ADR (b)	207,606
15,181	StoneCo., Ltd., Class A (b)	255,952
7,872	Sunny Optical Technology Group Co., Ltd.	248,955
4,056	Tencent Holdings Ltd.	237,611
17,187	Wuxi Biologics Cayman, Inc. (b) (c) (e)	203,994
95,819	Xiaomi Corp., Class B (b) (c) (e)	232,250
8,257	XP, Inc., Class A (b)	237,306
4,306	XPeng, Inc., ADR (b)	216,721
		4,802,073

Shares	Description	Value
	Common Stocks (a) (Continued)
	China — 5.0%
6,085	BYD Co., Ltd., Class H	$208,048
363,046	China Construction Bank Corp., Class H	251,418
30,663	China Merchants Bank Co., Ltd., Class H	238,106
448,153	Industrial & Commercial Bank of China Ltd., Class H	252,884
33,909	Ping An Insurance (Group) Co. of China Ltd., Class H	244,178
		1,194,634

	India — 17.5%
7,902	Dr. Reddy’s Laboratories Ltd., ADR	516,870
7,536	HDFC Bank Ltd., ADR	490,368
26,727	ICICI Bank Ltd., ADR	528,927
21,850	Infosys Ltd., ADR	553,023
7,721	Reliance Industries Ltd., GDR (c)	493,758
8,115	State Bank of India, GDR (e)	500,696
16,155	Tata Motors Ltd., ADR (b)	518,414
57,773	Wipro Ltd., ADR	563,864
		4,165,920

	Jersey — 2.2%
5,869	WNS (Holdings) Ltd., ADR (b)	517,763

	Mauritius — 4.2%
23,950	Azure Power Global Ltd. (b) (d)	434,692
20,262	MakeMyTrip Ltd. (b)	561,460
		996,152

	South Korea — 24.4%
1,386	Celltrion, Inc.	230,884
14,806	Doosan Heavy Industries & Construction Co., Ltd. (b)	254,084
518	Ecopro BM Co., Ltd.	218,225
11,920	HMM Co., Ltd. (b) (d)	269,735
1,439	Hyundai Motor Co.	252,998
2,306	Kakao Corp.	218,234
2,853	Kakao Games Corp. (b)	218,400
3,616	Kia Corp.	250,040
1,254	L&F Co., Ltd. (d)	234,607
405	LG Chem Ltd.	209,527
2,436	LG Electronics, Inc.	282,791
738	NAVER Corp.	234,980
413	NCSoft Corp.	223,394
2,136	Pearl Abyss Corp. (b)	248,504
1,078	POSCO	248,926
316	Samsung Biologics Co., Ltd. (b) (c) (e)	240,040
1,690	Samsung Electro-Mechanics Co., Ltd.	280,778
3,946	Samsung Electronics Co., Ltd.	259,913
409	Samsung SDI Co., Ltd.	225,359
1,003	SK Bioscience Co., Ltd. (b)	189,842
2,468	SK Hynix, Inc.	271,973

First Trust BICK Index Fund (BICK)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Korea (Continued)
1,809	SK IE Technology Co., Ltd. (b) (c) (e)	$255,657
1,446	SK Innovation Co., Ltd. (b)	290,112
1,428	Wemade Co., Ltd.	213,705
		5,822,708

	United Kingdom — 2.1%
64,159	ReNew Energy Global PLC,Class A (b) (d)	499,157

	United States — 2.1%
8,937	Coupang, Inc. (b)	262,569
4,727	Yum China Holdings, Inc.	235,594
		498,163

	Total Common Stocks — 99.7%	23,768,971
	(Cost $22,950,608)

	Rights (a) — 0.0%
	South Korea — 0.0%
1,883	Doosan Heavy Industries & Construction Co. Ltd., expiring 2/16/22 (b) (f) (g)	6,970
	(Cost $0)

	Money Market Funds — 2.6%
617,599	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (h) (i)	617,599
	(Cost $617,599)

Principal Value	Description	Value
	Repurchase Agreements — 1.2%
$274,225	BNP Paribas S.A., 0.03% (h), dated 12/31/21, due 01/03/22, with a maturity value of $274,225. Collateralized by U.S. Treasury Note, interest rate of 1.50%, due 11/30/28. The value of the collateral including accrued interest is $279,589. (i)	274,225
	(Cost $274,225)

	Total Investments — 103.5%	24,667,765
	(Cost $23,842,432) (j)
	Net Other Assets and Liabilities — (3.5)%	(832,971)
	Net Assets — 100.0%	$23,834,794

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $848,145 and the total value of the collateral held by the Fund is $891,824.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)

This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2021, securities noted as such are valued at $6,970 or 0.0% of net assets.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.
(h)	Rate shown reflects yield as of December 31, 2021.
(i)	This security serves as collateral for securities on loan.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,581,472 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,756,139. The net unrealized appreciation was $825,333.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

First Trust BICK Index Fund (BICK)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/21	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$23,768,971	$23,768,971	$—	$—
Rights*	6,970	—	6,970	—
Money Market Funds	617,599	617,599	—	—
Repurchase Agreements	274,225	—	274,225	—
Total Investments	$24,667,765	$24,386,570	$281,195	$—

* See Portfolio of Investments for country breakout

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	21.8%
Financials	16.4
Information Technology	16.3
Communication Services	10.2
Health Care	7.7
Materials	7.4
Energy	6.4
Industrials	5.9
Utilities	3.9
Consumer Staples	3.0
Real Estate	1.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	47.7%
South Korean Won	23.6
Brazilian Real	16.5
Hong Kong Dollar	12.2
Total	100.0%

First Trust Indxx NextG ETF (NXTG)

Portfolio of Investments
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 100.0%
	Australia — 0.6%
2,162,859	Telstra Corp., Ltd.	$6,577,579

	Brazil — 0.6%
731,809	Telefonica Brasil S.A., ADR (b)	6,330,148

	Canada — 1.8%
121,395	BCE, Inc.	6,315,669
137,994	Rogers Communications, Inc., Class B	6,570,519
273,662	TELUS Corp.	6,444,833
		19,331,021

	Cayman Islands — 2.2%
239,494	GDS Holdings Ltd., ADR (c)	11,294,537
5,181,800	Xiaomi Corp., Class B (c) (d) (e)	12,559,845
		23,854,382

	China — 2.3%
109,266,764	China Tower Corp., Ltd., Class H (d) (e)	12,051,146
4,569,290	ZTE Corp., Class H	12,510,897
		24,562,043

	Finland — 2.5%
214,023	Elisa OYJ	13,187,140
2,152,445	Nokia OYJ, ADR (c)	13,388,208
		26,575,348

	France — 0.6%
604,608	Orange S.A.	6,479,393

	Germany — 2.4%
348,345	Deutsche Telekom AG	6,464,420
282,471	Infineon Technologies AG	13,108,121
2,348,265	Telefonica Deutschland Holding AG	6,526,003
		26,098,544

	Guernsey — 1.2%
180,147	Amdocs Ltd.	13,482,202

	Hong Kong — 1.2%
11,757,184	Lenovo Group Ltd.	13,509,932

	India — 7.2%
661,870	Bharti Airtel Ltd. (c)	6,088,421
833,274	HCL Technologies Ltd.	14,786,603
554,544	Infosys Ltd., ADR	14,035,509
270,347	Tata Consultancy Services Ltd.	13,595,787
604,346	Tech Mahindra Ltd.	14,557,103
1,480,269	Wipro Ltd., ADR	14,447,425
		77,510,848

Shares	Description	Value
	Common Stocks (a) (Continued)
	Italy — 1.8%
1,133,948	Infrastrutture Wireless Italiane S.p.A. (d) (e)	$13,787,858
12,557,764	Telecom Italia S.p.A.	6,207,754
		19,995,612

	Japan — 9.9%
74,232	Fujitsu Ltd.	12,732,308
210,548	KDDI Corp.	6,153,720
204,671	Kyocera Corp.	12,787,712
994,365	Mitsubishi Electric Corp.	12,607,853
270,359	NEC Corp.	12,480,277
469,966	Nippon Telegraph & Telephone Corp.	12,869,624
997,759	Renesas Electronics Corp. (c)	12,342,963
966,698	SoftBank Corp.	12,223,439
103,976	Sony Group Corp.	13,084,001
		107,281,897

	Malaysia — 0.6%
6,403,555	DiGi.Com Bhd	6,701,752

	Netherlands — 2.4%
57,262	NXP Semiconductors N.V.	13,043,138
266,399	STMicroelectronics N.V.	13,272,181
		26,315,319

	New Zealand — 0.6%
2,080,896	Spark New Zealand Ltd.	6,441,917

	Norway — 0.6%
421,138	Telenor ASA	6,627,990

	Philippines — 1.2%
91,935	Globe Telecom, Inc.	5,989,274
182,206	PLDT, Inc., ADR (b)	6,508,399
		12,497,673

	Qatar — 0.6%
3,321,904	Ooredoo QPSC	6,403,451

	Russia — 0.6%
788,031	Mobile TeleSystems PJSC, ADR	6,264,847

	Singapore — 0.6%
3,487,252	Singapore Telecommunications Ltd.	6,003,580

	South Africa — 1.2%
630,136	MTN Group Ltd. (c)	6,750,581
751,076	Vodacom Group Ltd.	6,345,143
		13,095,724

	South Korea — 4.2%
474,822	KT Corp., ADR	5,968,512
123,098	LG Electronics, Inc.	14,290,241

First Trust Indxx NextG ETF (NXTG)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Korea (Continued)
193,620	Samsung Electronics Co., Ltd.	$12,753,267
98,000	Samsung SDS Co., Ltd.	12,901,788
		45,913,808

	Spain — 1.2%
105,484	Cellnex Telecom S.A. (d) (e)	6,146,378
1,500,271	Telefonica S.A.	6,579,432
		12,725,810

	Sweden — 2.5%
446,358	Tele2 AB, Class B	6,377,107
1,244,157	Telefonaktiebolaget LM Ericsson, Class B	13,739,672
1,637,075	Telia Co., AB	6,414,272
		26,531,051

	Switzerland — 0.6%
11,384	Swisscom AG	6,429,112

	Taiwan — 8.0%
3,417,536	ASE Technology Holding Co., Ltd.	13,155,296
1,513,818	Chunghwa Telecom Co., Ltd.	6,374,374
1,327,365	Delta Electronics, Inc.	13,193,529
328,361	MediaTek, Inc.	14,123,309
3,615,029	Taiwan Mobile Co., Ltd.	13,066,212
107,892	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	12,980,487
5,580,845	United Microelectronics Corp.	13,111,466
		86,004,673

	Thailand — 0.6%
969,600	Advanced Info Service PCL	6,675,887

	United Arab Emirates — 0.5%
657,017	Emirates Telecommunications Group Co. PJSC	5,670,339

	United Kingdom — 1.8%
5,526,174	BT Group PLC	12,682,225
4,185,013	Vodafone Group PLC	6,359,090
		19,041,315

	United States — 37.9%
93,361	Advanced Micro Devices, Inc. (c)	13,434,648
47,566	American Tower Corp.	13,913,055
70,194	Analog Devices, Inc.	12,337,999
73,861	Apple, Inc.	13,115,498
100,211	Arista Networks, Inc. (c)	14,405,331
272,754	AT&T, Inc.	6,709,748
22,099	Broadcom, Inc.	14,704,896

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
179,246	Ciena Corp. (c)	$13,796,565
224,034	Cisco Systems, Inc.	14,197,035
67,995	Crown Castle International Corp.	14,193,276
144,380	CyrusOne, Inc.	12,953,774
77,520	Digital Realty Trust, Inc.	13,710,962
16,141	Equinix, Inc.	13,652,703
56,808	F5, Inc. (c)	13,901,486
838,306	Hewlett Packard Enterprise Co.	13,220,086
255,411	Intel Corp.	13,153,667
104,339	International Business Machines Corp.	13,945,951
393,804	Juniper Networks, Inc.	14,062,741
64,263	Keysight Technologies, Inc. (c)	13,270,952
132,960	Lumentum Holdings, Inc. (c)	14,063,179
143,209	Marvell Technology, Inc.	12,529,355
148,830	Microchip Technology, Inc.	12,957,140
151,809	Micron Technology, Inc.	14,141,008
42,286	NVIDIA Corp.	12,436,735
80,804	Qorvo, Inc. (c)	12,636,938
70,740	QUALCOMM, Inc.	12,936,224
36,524	SBA Communications Corp.	14,208,567
80,072	Skyworks Solutions, Inc.	12,422,370
54,890	T-Mobile US, Inc. (c)	6,366,142
124,740	Verizon Communications, Inc.	6,481,490
114,321	VMware, Inc., Class A	13,247,517
59,963	Xilinx, Inc.	12,713,955
		409,820,993

	Total Common Stocks — 100.0%	1,080,754,190
	(Cost $875,588,558)

	Money Market Funds — 0.5%
5,558,738	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (f) (g)	5,558,738
	(Cost $5,558,738)

Principal Value	Description	Value
	Repurchase Agreements — 0.2%
$2,468,175	BNP Paribas S.A., 0.03% (f), dated 12/31/21, due 01/03/22, with a maturity value of $2,468,182. Collateralized by U.S. Treasury Note, interest rate of 1.50%, due 11/30/28. The value of the collateral including accrued interest is $2,516,455. (g)	$2,468,175
	(Cost $2,468,175)

	Total Investments — 100.7%	1,088,781,103
	(Cost $883,615,471) (h)
	Net Other Assets and Liabilities — (0.7)%	(7,351,975)
	Net Assets — 100.0%	$1,081,429,128

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $7,567,889 and the total value of the collateral held by the Fund is $8,026,913.
(c)	Non-income producing security.
(d)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of December 31, 2021.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $229,153,791 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $23,988,159. The net unrealized appreciation was $205,165,632.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$6,675,887	$—	$6,675,887	$—
Other Country Categories*	1,074,078,303	1,074,078,303	—	—
Money Market Funds	5,558,738	5,558,738	—	—
Repurchase Agreements	2,468,175	—	2,468,175	—
Total Investments	$1,088,781,103	$1,079,637,041	$9,144,062	$—

* See Portfolio of Investments for country breakout

Sector Allocation	% of Total Long-Term Investments
Information Technology	60.3%
Communication Services	28.4
Real Estate	7.6
Consumer Discretionary	2.5
Industrials	1.2
Total	100.0%

First Trust Indxx NextG ETF (NXTG)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Currency Exposure Diversification	% of Total Investments
United States Dollar	49.2%
Japanese Yen	9.9
Euro	8.4
New Taiwan Dollar	6.7
Hong Kong Dollar	4.6
Indian Rupee	4.5
South Korean Won	3.7
Swedish Krona	2.4
Canadian Dollar	1.8
British Pound Sterling	1.7
South African Rand	1.2
Malaysian Ringgit	0.6
Thai Baht	0.6
Norwegian Krone	0.6
Australian Dollar	0.6
New Zealand Dollar	0.6
Swiss Franc	0.6
Qatar Riyal	0.6
Singapore Dollar	0.6
Philippine Peso	0.6
United Arab Emirates Dirham	0.5
Total	100.0%

First Trust NASDAQ Global Auto Index Fund (CARZ) (a)

Portfolio of Investments
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (b) — 99.9%
	Cayman Islands — 4.6%
1,024,303	Geely Automobile Holdings Ltd.	$2,798,014
315,293	Yadea Group Holdings Ltd. (c) (d)	614,610
		3,412,624

	China — 9.2%
514,502	BAIC Motor Corp., Ltd., Class H (c) (d)	221,041
77,275	BYD Co., Ltd., Class H	2,642,050
305,737	Chongqing Changan Automobile Co., Ltd., Class B	170,953
650,482	Dongfeng Motor Group Co., Ltd., Class H	540,570
727,717	Great Wall Motor Co., Ltd., Class H	2,501,147
822,226	Guangzhou Automobile Group Co., Ltd., Class H	810,885
		6,886,646

	France — 2.6%
56,071	Renault S.A. (e)	1,949,893

	Germany — 20.2%
31,810	Bayerische Motoren Werke AG	3,204,721
65,138	Daimler AG	5,012,441
36,441	Porsche Automobil Holding SE (Preference Shares)	3,461,760
16,722	Volkswagen AG (Preference Shares)	3,378,859
		15,057,781

	Japan — 27.0%
111,364	Honda Motor Co., Ltd.	3,127,060
175,097	Mazda Motor Corp. (e)	1,347,134
199,935	Mitsubishi Motors Corp. (e)	557,934
613,809	Nissan Motor Co., Ltd. (e)	2,965,792
11,500	Nissan Shatai Co., Ltd.	70,482
161,210	Subaru Corp.	2,882,804
75,311	Suzuki Motor Corp.	2,899,699
345,360	Toyota Motor Corp.	6,321,442
		20,172,347

	Singapore — 0.6%
28,850	Jardine Cycle & Carriage Ltd.	441,014

	South Korea — 8.6%
18,488	Hyundai Motor Co.	3,250,467
46,459	Kia Corp.	3,212,559
		6,463,026

	Taiwan — 0.6%
74,287	China Motor Corp.	170,232
189,607	Yulon Motor Co., Ltd.	287,148
		457,380

Shares	Description	Value
	Common Stocks (b) (Continued)
	United Kingdom — 0.5%
18,644	Aston Martin Lagonda Global Holdings PLC (c) (d) (e)	$341,437

	United States — 26.0%
31,324	Canoo, Inc. (e) (f)	241,821
45,403	Fisker, Inc. (e) (f)	714,189
317,118	Ford Motor Co.	6,586,541
105,158	General Motors Co. (e)	6,165,414
38,691	Lordstown Motors Corp., Class A (e) (f)	133,484
5,316	Tesla, Inc. (e)	5,617,842
		19,459,291

	Total Common Stocks — 99.9%	74,641,439
	(Cost $69,834,024)

	Money Market Funds — 1.0%
745,769	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (g) (h)	745,769
	(Cost $745,769)

Principal Value	Description	Value
	Repurchase Agreements — 0.4%
$331,134	BNP Paribas S.A., 0.03% (g), dated 12/31/21, due 01/03/22, with a maturity value of $331,135. Collateralized by U.S. Treasury Note, interest rate of 1.50%, due 11/30/28. The value of the collateral including accrued interest is $337,611. (h)	331,134
	(Cost $331,134)

	Total Investments — 101.3%	75,718,342
	(Cost $70,910,927) (i)
	Net Other Assets and Liabilities — (1.3)%	(996,150)
	Net Assets — 100.0%	$74,722,192

(a)	As of January 26, 2022, the Fund changed its name to First Trust S-Network Future Vehicles & Technology ETF.

(b)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

First Trust NASDAQ Global Auto Index Fund (CARZ) (a)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

(c)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $916,413 and the total value of the collateral held by the Fund is $1,076,903.
(g)	Rate shown reflects yield as of December 31, 2021.
(h)	This security serves as collateral for securities on loan.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,882,809 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,075,394. The net unrealized appreciation was $4,807,415.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/21	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$74,641,439	$74,641,439	$—	$—
Money Market Funds	745,769	745,769	—	—
Repurchase Agreements	331,134	—	331,134	—
Total Investments	$75,718,342	$75,387,208	$331,134	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	99.4%
Industrials	0.6
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	27.1%
Japanese Yen	26.6
Euro	22.5
Hong Kong Dollar	13.6
South Korean Won	8.5
New Taiwan Dollar	0.6
Singapore Dollar	0.6
British Pound Sterling	0.5
Total	100.0%

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 100.0%
	Canada — 2.2%
757,346	Open Text Corp.	$35,958,788
70,783	Shopify, Inc., Class A (b)	97,495,796
		133,454,584

	Cayman Islands — 6.5%
1,689,286	Alibaba Group Holding Ltd., ADR (b)	200,670,284
12,467,280	Kingsoft Cloud Holdings Ltd., ADR (b)	196,359,660
		397,029,944

	Germany — 1.3%
559,106	SAP SE, ADR (c)	78,336,342

	Jersey — 0.6%
443,281	Mimecast Ltd. (b)	35,271,869

	Netherlands — 0.4%
230,965	Elastic N.V. (b)	28,429,482

	United Kingdom — 1.8%
286,239	Atlassian Corp. PLC, Class A (b)	109,140,068

	United States — 87.2%
160,808	Adobe, Inc. (b)	91,187,784
1,274,383	Akamai Technologies, Inc. (b)	149,153,786
75,912	Alphabet, Inc., Class A (b)	219,920,100
61,429	Amazon.com, Inc. (b)	204,825,172
838,724	Anaplan, Inc. (b)	38,455,495
297,998	Appfolio, Inc., Class A (b)	36,075,638
965,858	Appian Corp. (b)	62,983,600
1,736,535	Arista Networks, Inc. (b)	249,626,906
345,414	Asana, Inc., Class A (b)	25,750,614
257,057	Avalara, Inc. (b)	33,188,629
326,268	Blackline, Inc. (b)	33,781,789
1,533,779	Box, Inc., Class A (b)	40,169,672
2,618,947	Cisco Systems, Inc.	165,962,671
1,785,691	Citrix Systems, Inc.	168,908,512
762,978	Cloudflare, Inc., Class A (b)	100,331,607
1,380,637	Confluent, Inc., Class A (b)	105,259,765
1,086,407	Couchbase, Inc. (b) (c)	27,116,719
182,578	Coupa Software, Inc. (b)	28,856,453
165,357	Crowdstrike Holdings, Inc., Class A (b)	33,856,846
201,390	Datadog, Inc., Class A (b)	35,869,573
2,137,036	DigitalOcean Holdings, Inc. (b)	171,668,102
145,745	DocuSign, Inc. (b)	22,198,421
992,557	Domo, Inc., Class B (b)	49,230,827
1,458,990	Dropbox, Inc., Class A (b)	35,803,615
316,574	Everbridge, Inc. (b)	21,314,927
2,642,721	Fastly, Inc., Class A (b)	93,684,459
7,506,432	Hewlett Packard Enterprise Co.	118,376,433
133,493	HubSpot, Inc. (b)	87,991,911
919,875	International Business Machines Corp.	122,950,493
55,045	Intuit, Inc.	35,406,045

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
14,548,527	Lumen Technologies, Inc.	$182,584,014
651,667	Microsoft Corp.	219,168,645
149,311	MicroStrategy, Inc., Class A (b) (c)	81,298,346
360,428	MongoDB, Inc. (b)	190,792,562
1,211,940	NetApp, Inc.	111,486,361
2,374,196	Oracle Corp.	207,053,633
65,648	Palo Alto Networks, Inc. (b)	36,550,180
82,074	Paycom Software, Inc. (b)	34,076,304
142,291	Paylocity Holding Corp. (b)	33,603,443
6,956,235	Pure Storage, Inc., Class A (b)	226,425,449
447,145	Q2 Holdings, Inc. (b)	35,521,199
275,584	Qualys, Inc. (b)	37,815,636
15,107,614	Rackspace Technology, Inc. (b)	203,499,561
498,737	RingCentral, Inc., Class A (b)	93,438,377
378,009	salesforce.com, Inc. (b)	96,063,427
166,308	ServiceNow, Inc. (b)	107,952,186
561,028	Smartsheet, Inc., Class A (b)	43,451,619
105,558	Snowflake, Inc., Class A (b)	35,757,773
890,226	Splunk, Inc. (b)	103,016,953
321,506	Sprout Social, Inc., Class A (b)	29,157,379
3,157,939	Tabula Rasa HealthCare, Inc. (b)	47,369,085
376,437	Twilio, Inc., Class A (b)	99,130,920
127,064	Veeva Systems, Inc., Class A (b)	32,462,311
1,845,422	VMware, Inc., Class A	213,847,501
130,933	Workday, Inc., Class A (b)	35,768,277
772,333	Workiva, Inc. (b)	100,781,733
351,638	Zendesk, Inc. (b)	36,672,327
169,840	Zoom Video Communications, Inc., Class A (b)	31,235,274
103,484	Zscaler, Inc. (b)	33,252,514
		5,349,139,553

	Total Common Stocks — 100.0%	6,130,801,842
	(Cost $5,353,560,100)

	Money Market Funds — 1.0%
63,041,455	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (d) (e)	63,041,455
	(Cost $63,041,455)

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 0.5%
$27,991,495	BNP Paribas S.A., 0.03% (d), dated 12/31/21, due 01/03/22, with a maturity value of $27,991,564. Collateralized by U.S. Treasury Note, interest rate of 1.50%, due 11/30/28. The value of the collateral including accrued interest is $28,539,032. (e)	$27,991,495
	(Cost $27,991,495)

	Total Investments — 101.5%	6,221,834,792
	(Cost $5,444,593,050) (f)
	Net Other Assets and Liabilities — (1.5)%	(91,959,917)
	Net Assets — 100.0%	$6,129,874,875

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $87,369,037 and the total value of the collateral held by the Fund is $91,032,950.
(d)	Rate shown reflects yield as of December 31, 2021.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,405,705,021 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $628,463,279. The net unrealized appreciation was $777,241,742.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$6,130,801,842	$6,130,801,842	$—	$—
Money Market Funds	63,041,455	63,041,455	—	—
Repurchase Agreements	27,991,495	—	27,991,495	—
Total Investments	$6,221,834,792	$6,193,843,297	$27,991,495	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Information Technology	85.5%
Consumer Discretionary	6.6
Communication Services	6.6
Health Care	1.3
Total	100.0%

First Trust International Equity Opportunities ETF (FPXI)

Portfolio of Investments
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.3%
	Australia — 4.0%
168,600	Macquarie Group Ltd.	$25,195,303
750,610	Netwealth Group Ltd.	9,660,592
		34,855,895

	Bermuda — 0.5%
753,945	AutoStore Holdings Ltd. (b)	2,978,008
152,942	Liberty Latin America Ltd., Class C (b)	1,743,539
		4,721,547

	Canada — 0.2%
40,562	ATS Automation Tooling Systems, Inc. (b)	1,611,000

	Cayman Islands — 10.7%
3,905,609	China Risun Group Ltd. (c)	2,369,145
2,962,223	Country Garden Services Holdings Co., Ltd.	17,740,933
1,736,914	Grab Holdings Ltd., Class A (b) (d)	12,384,197
179,628	Huazhu Group Ltd., ADR (b)	6,707,310
607,062	Meituan, Class B (b) (c) (e)	17,548,047
85,370	Sea Ltd., ADR (b)	19,098,123
752,756	XPeng, Inc., Class A (b)	17,984,937
		93,832,692

	China — 10.0%
6,100,491	China Merchants Bank Co., Ltd., Class H	47,371,896
4,780,981	China Merchants Securities Co., Ltd., Class H (c) (e)	7,320,878
2,473,014	Nongfu Spring Co., Ltd., Class H (c) (e)	16,317,506
349,149	Pharmaron Beijing Co., Ltd., Class H (c) (e)	5,386,644
650,080	WuXi AppTec Co., Ltd., Class H (c) (e)	11,254,920
		87,651,844

	Denmark — 0.7%
144,479	Genmab A/S, ADR (b)	5,715,589

	France — 6.6%
585,958	Dassault Systemes SE	34,896,639
104,998	La Francaise des Jeux SAEM (c) (e)	4,654,889
74,864	Pernod Ricard S.A.	18,026,682
		57,578,210

	Germany — 9.0%
63,999	BioNTech SE, ADR (b)	16,498,942
361,931	Daimler Truck Holding AG (b)	13,305,348
652,368	Siemens Healthineers AG (c) (e)	48,885,822
		78,690,112

	Ireland — 1.6%
35,802	ICON PLC (b)	11,087,879

Shares	Description	Value
	Common Stocks (a) (Continued)
	Ireland (Continued)
73,995	nVent Electric PLC	$2,811,810
		13,899,689

	Israel — 2.0%
64,060	Global-e Online Ltd. (b) (d)	4,060,764
151,166	Inmode Ltd. (b)	10,669,296
52,158	ZIM Integrated Shipping Services Ltd.	3,070,020
		17,800,080

	Italy — 1.7%
727,900	Nexi S.p.A. (b) (c) (e)	11,593,694
439,804	Pirelli & C S.p.A. (c) (e)	3,058,374
		14,652,068

	Japan — 11.3%
170,700	Hakuhodo DY Holdings, Inc.	2,843,269
75,100	JMDC, Inc. (b)	5,601,652
100,000	JSR Corp.	3,803,356
508,916	Mercari, Inc. (b)	25,925,826
104,400	RENOVA, Inc. (b)	1,889,601
3,789,817	SoftBank Corp.	47,920,445
835,056	Takeda Pharmaceutical Co., Ltd., ADR (d)	11,381,813
		99,365,962

	Luxembourg — 0.4%
1,895,467	Samsonite International S.A. (b) (c) (e)	3,850,466

	Malaysia — 1.1%
11,046,840	MR DIY Group M Bhd (c) (e)	9,572,514

	Mexico — 1.1%
3,948,532	Becle SAB de CV	9,931,352

	Netherlands — 12.6%
31,306	Adyen N.V. (b) (c) (e)	82,386,086
342,735	Prosus N.V.	28,691,643
		111,077,729

	Norway — 1.1%
323,236	Adevinta ASA (b)	4,305,384
550,539	Orkla ASA	5,523,801
		9,829,185

	Saudi Arabia — 9.5%
307,241	Dr. Sulaiman Al Habib Medical Services Group Co.	13,208,155
7,036,859	Saudi Arabian Oil Co. (c) (e)	67,099,817
105,559	Saudi Tadawul Group Holding Co. (b)	3,537,002
		83,844,974

	Sweden — 7.7%
437,581	EQT AB (d)	23,873,689

First Trust International Equity Opportunities ETF (FPXI)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Sweden (Continued)
934,587	Nordnet AB publ	$17,954,926
711,758	Samhallsbyggnadsbolaget i Norden AB	5,231,731
683,126	Tele2 AB, Class B	9,759,807
1,310,400	Volvo Car AB, Class B (b)	11,169,187
		67,989,340

	Switzerland — 1.6%
272,864	On Holding AG, Class A (b) (d)	10,316,988
148,441	SIG Combibloc Group AG	4,147,616
		14,464,604

	Thailand — 2.5%
7,741,200	Gulf Energy Development PCL (c)	10,602,003
5,664,000	SCG Packaging PCL	11,741,715
		22,343,718

	United Arab Emirates — 0.5%
4,632,051	ADNOC Drilling, Co. PJSC (b)	4,287,710

	United Kingdom — 0.9%
455,421	Avast PLC (c) (e)	3,742,984
24,505	Endava PLC, ADR (b)	4,114,879
		7,857,863

	Virgin Islands — 2.0%
264,684	Capri Holdings Ltd. (b)	17,180,639

	Total Common Stocks — 99.3%	872,604,782
	(Cost $834,243,005)

	Money Market Funds — 2.6%
22,734,000	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (f) (g)	22,734,000
	(Cost $22,734,000)

Principal Value	Description	Value
	Repurchase Agreements — 1.1%
$10,094,288	BNP Paribas S.A., 0.03% (f), dated 12/31/21, due 01/03/22, with a maturity value of $10,094,314. Collateralized by U.S. Treasury Note, interest rate of 1.50%, due 11/30/28. The value of the collateral including accrued interest is $10,291,741. (g)	10,094,288
	(Cost $10,094,288)

Description	Value

Total Investments — 103.0%	$905,433,070
(Cost $867,071,293) (h)
Net Other Assets and Liabilities — (3.0)%	(26,788,933)
Net Assets — 100.0%	$878,644,137

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $31,796,596 and the total value of the collateral held by the Fund is $32,828,288.
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Rate shown reflects yield as of December 31, 2021.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $75,500,696 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $37,138,919. The net unrealized appreciation was $38,361,777.

ADR	-	American Depositary Receipt

First Trust International Equity Opportunities ETF (FPXI)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$22,343,718	$—	$22,343,718	$—
Other Country Categories*	850,261,064	850,261,064	—	—
Money Market Funds	22,734,000	22,734,000	—	—
Repurchase Agreements	10,094,288	—	10,094,288	—
Total Investments	$905,433,070	$872,995,064	$32,438,006	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	19.9%
Health Care	16.0
Information Technology	15.7
Financials	15.5
Communication Services	9.8
Energy	8.2
Consumer Staples	5.7
Industrials	2.7
Real Estate	2.6
Materials	2.5
Utilities	1.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	27.1%
United States Dollar	18.7
Hong Kong Dollar	16.2
Japanese Yen	9.7
Saudi Riyal	9.3
Swedish Krona	7.5
Australian Dollar	3.8
Thai Baht	2.5
Norwegian Krone	1.4
Mexican Peso	1.1
Malaysian Ringgit	1.1
United Arab Emirates Dirham	0.5
Swiss Franc	0.5
British Pound Sterling	0.4
Canadian Dollar	0.2
Total	100.0%

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 100.0%
	France — 2.4%
1,589,857	Thales S.A.	$135,391,704

	India — 0.6%
1,466,912	Infosys Ltd., ADR	37,127,543

	Ireland — 6.9%
951,621	Accenture PLC, Class A	394,494,486

	Israel — 7.5%
1,527,743	Check Point Software Technologies Ltd. (b)	178,073,724
983,808	CyberArk Software Ltd. (b)	170,474,251
1,740,225	Radware Ltd. (b)	72,462,969
993,873	Tufin Software Technologies Ltd. (b) (c)	10,485,360
		431,496,304

	Japan — 2.6%
2,738,573	Trend Micro, Inc.	152,129,718

	Jersey — 2.9%
2,099,413	Mimecast Ltd. (b)	167,050,292

	United States — 77.1%
3,500,156	A10 Networks, Inc.	58,032,586
1,508,892	Akamai Technologies, Inc. (b)	176,600,720
2,025,874	Booz Allen Hamilton Holding Corp.	171,773,856
6,201,773	Cisco Systems, Inc.	393,006,355
1,806,768	Cloudflare, Inc., Class A (b)	237,589,992
1,566,306	Crowdstrike Holdings, Inc., Class A (b)	320,701,153
747,227	F5, Inc. (b)	182,853,919
512,040	Fortinet, Inc. (b)	184,027,176
5,462,661	Juniper Networks, Inc.	195,071,624
1,934,385	Leidos Holdings, Inc.	171,966,827
10,020,780	Mandiant, Inc. (b)	175,764,481
622,861	ManTech International Corp., Class A	45,425,253
790,086	Okta, Inc. (b)	177,113,579
1,184,273	OneSpan, Inc. (b)	20,049,742
621,826	Palo Alto Networks, Inc. (b)	346,207,844
1,099,930	Qualys, Inc. (b)	150,932,395
1,370,734	Rapid7, Inc. (b)	161,321,684
1,438,143	Ribbon Communications, Inc. (b)	8,700,765
3,197,387	Sailpoint Technologies Holdings, Inc. (b)	154,561,688
1,090,037	Science Applications International Corp.	91,116,193
1,405,401	Splunk, Inc. (b)	162,633,004
3,442,357	Tenable Holdings, Inc. (b)	189,570,600
3,282,243	Varonis Systems, Inc. (b)	160,107,814
708,814	VeriSign, Inc. (b)	179,911,169
1,456,672	VMware, Inc., Class A	168,799,151
490,112	Zscaler, Inc. (b)	157,487,689
		4,441,327,259

Shares	Description	Value

	Total Common Stocks — 100.0%	$5,759,017,306
	(Cost $4,506,823,800)

	Money Market Funds — 0.0%
268,002	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (d) (e)	268,002
	(Cost $268,002)

Principal Value	Description	Value
	Repurchase Agreements — 0.0%
$118,998	BNP Paribas S.A., 0.03% (d), dated 12/31/21, due 01/03/22, with a maturity value of $118,998. Collateralized by U.S. Treasury Note, interest rate of 1.50%, due 11/30/28. The value of the collateral including accrued interest is $121,325. (e)	118,998
	(Cost $118,998)

	Total Investments — 100.0%	5,759,404,306
	(Cost $4,507,210,800) (f)
	Net Other Assets and Liabilities — 0.0%	1,779,744
	Net Assets — 100.0%	$5,761,184,050

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $379,800 and the total value of the collateral held by the Fund is $387,000.
(d)	Rate shown reflects yield as of December 31, 2021.
(e)	This security serves as collateral for securities on loan.

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,322,998,862 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $70,805,356. The net unrealized appreciation was $1,252,193,506.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$5,759,017,306	$5,759,017,306	$—	$—
Money Market Funds	268,002	268,002	—	—
Repurchase Agreements	118,998	—	118,998	—
Total Investments	$5,759,404,306	$5,759,285,308	$118,998	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Information Technology	89.3%
Industrials	10.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	95.0%
Japanese Yen	2.6
Euro	2.4
Total	100.0%

First Trust Exchange-Traded Fund II

Additional Information

December 31, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

First Trust BICK Index Fund

First Trust Cloud Computing ETF

First Trust Global Engineering and Construction ETF

First Trust Nasdaq Cybersecurity ETF

First Trust NASDAQ Global Auto Index Fund

Nasdaq®, OMX®, NASDAQ OMX®, ISE BICKTM Index, ISE CTA Cloud Computing IndexTM, ISE Global Engineering and ConstructionTM Index, Nasdaq CTA Cybersecurity IndexTM, and Nasdaq Global Auto IndexSM (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund

First Trust Global Wind Energy ETF

Nasdaq®, NASDAQ OMX®, Clean Edge®, NASDAQ OMX Clean Edge Smart Grid Infrastructure IndexTM, and ISE Clean Edge Global Wind Energy IndexTM (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

First Trust Dow Jones Global Select Dividend Index Fund

Dow Jones Global Select Dividend Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund

The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the “Fund”) has been developed solely by First Trust. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings, including FTSE International Limited (collectively, the “LSE Group”), European Public Real Estate Association (“EPRA”), or the National Association of Real Estate Investments Trusts (“Nareit”) (and together the “Licensor Parties”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the FTSE EPRA/NAREIT Developed Index (the “Index”) vest in the Licensor Parties. “FTSE®” and “FTSE Russell®” are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license. “Nareit®” is a trade mark of Nareit, “EPRA®” is a trademark of EPRA and all are used by the LSE Group under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The Licensor Parties do not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The Licensor Parties makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by First Trust.

First Trust Indxx Global Agriculture ETF

First Trust Indxx Global Natural Resources Income ETF

First Trust Indxx NextG ETF

Indxx, Indxx Global Agriculture Index, Indxx Global Natural Resources Income Index, and Indxx 5G & NextG Thematic IndexSM, (“Index”) are trademarks of Indxx, LLC (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

First Trust International Equity Opportunities ETF

IPOX® and IPOX® International Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.

First Trust STOXX® European Select Dividend Index Fund

The STOXX® Europe Select Dividend 30 Index (“STOXX Index”) is the intellectual property (including registered trademarks) of STOXX Ltd., Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. The Fund is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the STOXX Index or its data.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.8%
	Austria — 0.9%
645	ANDRITZ AG	$33,324
996	BAWAG Group AG (b) (c)	61,460
		94,784

	Belgium — 3.1%
1,029	D’ieteren Group	201,032
1,207	UCB S.A.	137,898
		338,930

	Bermuda — 0.8%
21,275	AutoStore Holdings Ltd. (d)	84,034

	Cyprus — 0.7%
1,571	HeadHunter Group PLC, ADR	80,262

	Denmark — 0.5%
543	Netcompany Group A/S (b) (c)	58,564

	Finland — 1.0%
116	Harvia OYJ (c)	7,752
3,067	Kojamo OYJ	74,165
208	Musti Group OYJ	7,332
735	TietoEVRY OYJ	22,995
		112,244

	France — 9.1%
1,083	Antin Infrastructure Partners S.A. (d)	42,538
595	Believe S.A. (d)	11,447
8,267	Dassault Systemes SE	492,340
1,321	JCDecaux S.A. (d)	33,087
1,170	OVH Groupe SAS (d)	33,834
1,544	Pernod Ricard S.A.	371,784
652	Valneva SE (d)	18,186
		1,003,216

	Germany — 16.9%
1,155	About You Holding SE (d)	26,904
978	BioNTech SE, ADR (d)	252,128
5,107	Daimler Truck Holding AG (d)	187,744
334	Dermapharm Holding SE	33,957
11,899	Siemens Healthineers AG (b) (c)	891,663
1,379	Synlab AG (d)	37,052
4,542	Uniper SE	216,150
6,277	Vantage Towers AG	230,113
		1,875,711

	Ireland — 3.4%
505	ICON PLC (d)	156,398
5,742	nVent Electric PLC	218,196
		374,594

	Israel — 3.6%
904	Global-e Online Ltd. (d)	57,305
592	Inmode Ltd. (d)	41,783

Shares	Description	Value
	Common Stocks (a) (Continued)
	Israel (Continued)
687	Kornit Digital Ltd. (d)	$104,596
274	Monday.com Ltd. (d)	84,589
1,840	ZIM Integrated Shipping Services Ltd.	108,302
		396,575

	Italy — 3.2%
5,025	Italgas S.p.A.	34,623
9,949	Nexi S.p.A. (b) (c) (d)	158,464
17,064	Pirelli & C S.p.A. (b) (c)	118,662
1,834	Stevanato Group S.p.A. (d)	41,173
		352,922

	Jersey — 0.7%
1,208	Atotech Ltd. (d)	30,828
1,059	Janus Henderson Group PLC	44,415
		75,243

	Luxembourg — 2.4%
745	Befesa S.A. (b) (c)	57,168
553	Shurgard Self Storage S.A.	36,201
533	Spotify Technology S.A. (d)	124,738
1,049	SUSE S.A. (d)	48,010
		266,117

	Netherlands — 16.8%
307	Adyen N.V. (b) (c) (d)	807,913
135	Alfen Beheer BV (b) (c) (d)	13,564
3,727	CTP N.V. (b) (c)	79,348
884	IMCD N.V.	195,952
524	MYT Netherlands Parent BV, ADR (d)	11,114
5,803	Prosus N.V.	485,791
1,116	Technip Energies N.V. (d)	16,289
9,002	Universal Music Group N.V.	253,964
		1,863,935

	Norway — 0.9%
544	Crayon Group Holding ASA (b) (c) (d)	11,304
3,968	Elkem ASA (b) (c)	13,436
2,331	Europris ASA (b) (c)	18,661
6,214	Orkla ASA	62,348
		105,749

	Spain — 0.7%
2,043	Corp ACCIONA Energias Renovables S.A. (d)	75,780

	Sweden — 14.7%
1,265	Bravida Holding AB (b) (c)	17,779
586	Cibus Nordic Real Estate AB	18,858
933	Cint Group AB (d)	14,904

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Sweden (Continued)
6,174	EQT AB	$336,843
581	Instalco AB (c)	27,931
7,751	Lifco AB, Class B	232,199
3,300	Medicover AB, Class B	135,123
731	MIPS AB (c)	96,025
5,430	Nordnet AB publ	104,319
1,185	Nyfosa AB	20,458
10,042	Samhallsbyggnadsbolaget i Norden AB	73,813
9,461	Storskogen Group AB, Class B (d)	63,815
931	Synsam AB (d)	7,933
8,567	Tele2 AB, Class B	122,397
2,758	Thule Group AB (b) (c)	167,259
2,319	Truecaller AB, Class B (d)	29,205
18,488	Volvo Car AB, Class B (d)	157,582
		1,626,443

	Switzerland — 5.3%
3,850	On Holding AG, Class A (d) (e)	145,568
206	PolyPeptide Group AG (b) (c) (d)	30,972
169	Sensirion Holding AG (b) (c) (d)	24,742
4,189	SIG Combibloc Group AG	117,046
540	VAT Group AG (b) (c)	269,289
		587,617

	United Kingdom — 12.5%
1,420	Abcam PLC, ADR (d)	33,441
69,960	Airtel Africa PLC (b) (c)	126,606
5,859	Allfunds Group PLC (d)	115,372
745	Auction Technology Group PLC (d)	15,287
6,426	Avast PLC (b) (c)	52,814
730	Bicycle Therapeutics PLC, ADR (d)	44,435
4,745	Biffa PLC (b) (c)	23,025
5,109	Bridgepoint Group PLC (b) (c) (d)	34,092
6,206	Dr. Martens PLC (d)	35,953
2,477	Drax Group PLC	20,284
1,383	Endava PLC, ADR (d)	232,233
1,532	Finablr PLC (b) (d) (f) (g) (h)	0
3,118	Frasers Group PLC (d)	32,539
87,578	NatWest Group PLC	267,547
22,902	Ninety One PLC	85,929
5,091	Oxford Nanopore Technologies PLC (d)	48,099
10,376	Quilter PLC (b) (c)	20,856
2,564	Trustpilot Group PLC (b) (c) (d)	11,362
7,862	Vivo Energy PLC (b) (c)	14,026
4,458	Watches of Switzerland Group PLC (b) (d)	85,684
8,832	Wise PLC, Class A (d)	90,448
		1,390,032

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States — 0.8%
326	SolarEdge Technologies, Inc. (d)	$91,466

	Virgin Islands — 1.8%
3,034	Capri Holdings Ltd. (d)	196,937

	Total Common Stocks — 99.8%	11,051,155
	(Cost $9,614,824)

	Money Market Funds — 0.8%
86,426	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (i) (j)	86,426
	(Cost $86,426)

Principal Value	Description	Value
	Repurchase Agreements — 0.3%
$38,374	BNP Paribas S.A., 0.03% (i), dated 12/31/21, due 01/03/22, with a maturity value of $38,375. Collateralized by U.S. Treasury Note, interest rate of 1.50%, due 11/30/28. The value of the collateral including accrued interest is $39,125. (j)	38,374
	(Cost $38,374)

	Total Investments — 100.9%	11,175,955
	(Cost $9,739,624) (k)
	Net Other Assets and Liabilities — (0.9)%	(104,912)
	Net Assets — 100.0%	$11,071,043

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

(d)	Non-income producing security.
(e)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $120,992 and the total value of the collateral held by the Fund is $124,800.
(f)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2021, securities noted as such are valued at $0 or 0.0% of net assets.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.
(i)	Rate shown reflects yield as of December 31, 2021.
(j)	This security serves as collateral for securities on loan.
(k)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,562,979 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $126,648. The net unrealized appreciation was $1,436,331.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/21	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United Kingdom	$1,390,032	$1,390,032	$—	$—	**
Other Country Categories*	9,661,123	9,661,123	—	—
Money Market Funds	86,426	86,426	—	—
Repurchase Agreements	38,374	—	38,374	—
Total Investments	$11,175,955	$11,137,581	$38,374	$—	**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.

Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments.

Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Sector Allocation	% of Total Long-Term Investments
Information Technology	20.4%
Health Care	17.2
Consumer Discretionary	17.1
Industrials	15.5
Financials	10.1
Communication Services	8.3
Consumer Staples	3.9
Utilities	3.1
Real Estate	2.7
Materials	1.5
Energy	0.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	50.7%
United States Dollar	19.9
Swedish Krona	14.6
British Pound Sterling	8.6
Swiss Franc	4.0
Norwegian Krone	1.7
Danish Krone	0.5
Total	100.0%

First Trust Dow Jones International Internet ETF (FDNI)

Portfolio of Investments
December 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 98.1%
	Australia — 1.7%
12,342	Afterpay Ltd. (b)	$745,379
17,301	SEEK Ltd.	412,612
		1,157,991

	Canada — 10.2%
4,136	Descartes Systems Group (The), Inc. (b)	342,076
4,844	Shopify, Inc., Class A (b)	6,669,628
		7,011,704

	Cayman Islands — 48.7%
58,756	Alibaba Group Holding Ltd., ADR (b)	6,979,625
13,861	Baidu, Inc., ADR (b)	2,062,378
10,621	Bilibili, Inc., ADR (b)	492,814
16,046	Farfetch Ltd., Class A (b)	536,418
51,384	JD Health International, Inc. (b) (c) (d)	404,941
43,867	JD.com, Inc., ADR (b)	3,073,761
72,000	Kuaishou Technology (b) (c) (d)	665,286
197,377	Meituan, Class B (b) (c) (d)	5,705,481
18,239	NetEase, Inc., ADR	1,856,365
9,848	Pagseguro Digital Ltd., Class A (b)	258,215
21,442	Pinduoduo, Inc., ADR (b)	1,250,069
13,830	Sea Ltd., ADR (b)	3,093,909
122,701	Tencent Holdings Ltd.	7,188,132
		33,567,394

	Germany — 3.0%
9,277	Delivery Hero SE (b) (c) (d)	1,035,061
4,084	Scout24 SE (c) (d)	285,580
9,479	Zalando SE (b) (c) (d)	767,731
		2,088,372

	Isle of Man — 0.9%
28,664	Entain PLC (b)	652,971

	Israel — 0.6%
2,786	Wix.com Ltd. (b)	439,603

	Japan — 4.4%
20,200	CyberAgent, Inc.	336,111
20,872	M3, Inc.	1,051,130
22,782	Nexon Co., Ltd.	440,469
44,673	Rakuten Group, Inc.	448,167
127,376	Z Holdings Corp.	739,031
		3,014,908

	Luxembourg — 2.3%
6,744	Spotify Technology S.A. (b)	1,578,298

	Netherlands — 11.7%
1,193	Adyen N.V. (b) (c) (d)	3,139,545
7,380	Just Eat Takeaway.com N.V. (b) (c) (d)	407,251
42,571	Prosus N.V.	3,563,779

Shares	Description	Value
	Common Stocks (a) (Continued)
	Netherlands (Continued)
15,783	Yandex N.V., Class A (b)	$954,872
		8,065,447

	New Zealand — 0.9%
6,321	Xero Ltd. (b)	650,459

	South Africa — 2.4%
10,644	Naspers Ltd., Class N	1,651,206

	South Korea — 6.1%
15,252	Kakao Corp.	1,443,407
7,227	NAVER Corp.	2,301,089
780	NCSoft Corp.	421,905
		4,166,401

	United Kingdom — 5.2%
6,860	Atlassian Corp. PLC, Class A (b)	2,615,650
47,366	Auto Trader Group PLC (c) (d)	474,429
42,797	Rightmove PLC	460,525
		3,550,604

	Total Investments — 98.1%	67,595,358
	(Cost $82,792,936) (e)
	Net Other Assets and Liabilities — 1.9%	1,278,302
	Net Assets — 100.0%	$68,873,660

 \

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

First Trust Dow Jones International Internet ETF (FDNI)

Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,888,100 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $20,085,678. The net unrealized depreciation was $15,197,578.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$67,595,358	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	39.2%
Communication Services	37.3
Information Technology	22.0
Health Care	1.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	37.3%
Hong Kong Dollar	20.6
Euro	13.6
Canadian Dollar	10.4
South Korean Won	6.2
Japanese Yen	4.5
Australian Dollar	2.7
South African Rand	2.4
British Pound Sterling	2.3
Total	100.0%

First Trust Exchange-Traded Fund II

Additional Information

December 31, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

First Trust Dow Jones International Internet ETF (FDNI)

Dow Jones International Internet Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

IPOX® and IPOX® 100 Europe Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.